UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811- 23373

NORTH SQUARE INVESTMENTS TRUST
(Exact name of registrant as specified in charter)

200 West Madison Street, Suite 2610
Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Alan E. Molotsky, Esq.

North Square Investments Trust

200 West Madison Street, Suite 2610

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 857-2160

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

SEMI-ANNUAL REPORT

NORTH SQUARE SPECTRUM ALPHA FUND
NORTH SQUARE DYNAMIC SMALL CAP FUND
NORTH SQUARE ADVISORY RESEARCH SMALL CAP GROWTH FUND
NORTH SQUARE MULTI STRATEGY FUND
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND
NORTH SQUARE TACTICAL GROWTH FUND
NORTH SQUARE TACTICAL DEFENSIVE FUND
NORTH SQUARE TRILOGY ALTERNATIVE RETURN FUND

NOVEMBER 30, 2023

 North Square Investments | www.northsquareinvest.com

North Square Funds

Table of Contents

Fund Performance	1
Schedules of Investments	9
Statements of Assets and Liabilities	42
Statements of Operations	45
Statements of Changes in Net Assets	47
Financial Highlights	53
Notes to Financial Statements	70
Supplemental Information	84
Expense Examples	96

This report and the financial statements contained herein are provided for the general information of the shareholders of the North Square Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.northsquareinvest.com

North Square Spectrum Alpha Fund
FUND PERFORMANCE at November 30, 2023 (Unaudited)

Average Annual Total Returns

(for the periods ended November 30, 2023)

	6 Month	1 Year	5 Year	10 Year
North Square Spectrum Alpha Fund - Class A
Without Load	9.52%	5.88%	4.63%	5.05%
With Load(a)	3.21%	-0.16%	3.40%	4.43%
North Square Spectrum Alpha Fund - Class I	9.77%	6.14%	4.89%	5.35%
Russell 2000 Index	3.39%	-4.11%	3.36%	4.70%
Russell 2000 Total Return Index	4.24%	-2.56%	4.78%	6.13%

(a)	Maximum sales charge for Class A shares is 5.75%. No initial sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for less than one year are not annualized.

The Russell 2000 Index and the Russell 2000 Total Return Index are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund acquired all assets and assumed the liabilities of the Oak Ridge Small Cap Growth Fund (the “Predecessor Fund”) effective the close of business on May 10, 2019. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the table above for periods prior to the close of business on May 10, 2019 reflect the performance of the Predecessor Fund. Effective January 11, 2022, the Fund changed names to the North Square Spectrum Alpha Fund (formerly, North Square Oak Ridge Small Cap Growth Fund), changed investment strategy (Note 1), and changed Sub-Advisors to NSI Retail Advisors, LLC (formerly, Oak Ridge Investments, LLC).

Gross and net expense ratios for Class A shares were 1.88% and 2.26%, for Class I shares were 1.68% and 2.01%, which were the amounts stated in the current prospectus dated September 28, 2023. The net expense ratio is higher than the gross as a result of fee recoupment. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.30% and 1.05% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until September 30, 2025, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

North Square Dynamic Small Cap Fund
FUND PERFORMANCE at November 30, 2023 (Unaudited)

Average Annual Total Returns

(for the periods ended November 30, 2023)

	6 Month	1 Year	5 Year	10 Year	Since Inception (5/1/23)
North Square Dynamic Small Cap Fund - Class A
Without Load	10.67%	—	—	—	9.59%
With Load(a)	4.31%	—	—	—	3.26%
North Square Dynamic Small Cap Fund - Class I	10.76%	8.57%	9.26%	9.72%	N/A
Russell 2000 Total Return Index	4.24%	-2.56%	4.78%	6.13%	3.26%

(a)	Maximum sales charge for Class A shares is 5.75%. No initial sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for less than one year are not annualized.

The Russell 2000 Total Return Index is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund acquired all assets and assumed the liabilities of the Oak Ridge Dynamic Small Cap Fund (the “Predecessor Fund”) effective the close of business on May 10, 2019. The Predecessor Fund commenced operations on September 30, 2015 after the conversion of the Algert Global U.S. Small Cap account (the “Predecessor Account”). As a result of each reorganization, the Fund is the accounting successor of each the Predecessor Fund and Predecessor Account. Performance results shown in the performance table above between May 10, 2019 and September 30, 2015 represent the performance of the Predecessor Fund, and performance results shown prior to September 30, 2015 represent the performance of the Predecessor Account. The Predecessor Account was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected.

Gross and net expense ratios for Class A shares were 1.54% and 1.24%, for Class I shares were 1.33% and 0.99%, which were the amounts stated in the current prospectus dated September 28, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.24% and 0.99% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until September 30, 2029, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

North Square Advisory Research Small Cap Growth Fund
FUND PERFORMANCE at November 30, 2023 (Unaudited)

Average Annual Total Returns

(for the periods ended November 30, 2023)

	6 Month	1 Year	5 Year	Since Inception (7/29/16)
North Square Advisory Research Small Cap Growth Fund - Class I	0.28%	1.42%	7.26%	9.25%
Russell 2000 Growth Total Return Index	1.06%	-0.83%	4.16%	6.91%

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for less than one year are not annualized.

The Russell 2000 Growth Total Return Index is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund acquired all assets and assumed the liabilities of the Oak Ridge Disciplined Growth Fund (the “Predecessor Fund”) effective the close of business on May 10, 2019. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the table above for periods prior to the close of business on May 10, 2019 reflect the performance of the Predecessor Fund. Effective January 11, 2022, the Fund changed names to the North Square Advisory Research Small Cap Growth Fund (formerly, North Square Oak Ridge All Cap Growth Fund), changed investment strategy (Note 1), and changed Sub-Advisors to Advisory Research, Inc. (formerly, Oak Ridge Investments, LLC).

Gross and net expense ratios for Class A shares were 1.61% and 1.19%, for Class I shares were 1.36% and 0.94%, which were the amounts stated in the current prospectus dated September 28, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.19% and 0.94% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until September 30, 2029, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

North Square Multi Strategy Fund
FUND PERFORMANCE at November 30, 2023 (Unaudited)

Average Annual Total Returns

(for the periods ended November 30, 2023)

	6 Month	1 Year	5 Year	10 Year
North Square Multi Strategy Fund - Class A
Without Load	7.62%	7.06%	8.48%	8.32%
With Load(a)	1.46%	0.89%	7.20%	7.68%
North Square Multi Strategy Fund - Class I	7.78%	7.27%	8.97%	8.62%
Russell 3000 Total Return Index	9.99%	12.61%	11.77%	11.19%

(a)	Maximum sales charge for Class A shares is 5.75%. No initial sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for less than one year are not annualized.

The Russell 3000 Total Return Index is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund acquired all assets and assumed the liabilities of the Oak Ridge Multi Strategy Fund (the “Predecessor Fund”) effective the close of business on May 10, 2019. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the table above for periods prior to the close of business on May 10, 2019 reflect the performance of the Predecessor Fund. Effective September 30, 2021, the Fund changed Sub-Advisors to NSI Retail Advisors, LLC (formerly, Oak Ridge Investments, LLC).

Gross expense ratio for Class A shares was 1.52% and for Class I shares was 1.28%, which were the amounts stated in the current prospectus dated September 28, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.20% and 1.17% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until September 30, 2029, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

North Square Preferred and Income Securities Fund
FUND PERFORMANCE at November 30, 2023 (Unaudited)

Average Annual Total Returns

(for the periods ended November 30, 2023)

	6 Month	1 Year	5 Year	10 Year
North Square Preferred and Income Securities Fund - Class I	7.25%	10.29%	10.31%	10.15%
ICE BofAML Fixed Rate Preferred Securities Index	3.55%	5.18%	3.15%	4.53%

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for less than one year are not annualized.

The ICE BofAML Fixed Rate Preferred Securities Index is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund acquired all assets and assumed the liabilities of the Oak Ridge Dividend Growth Fund (the “Predecessor Fund”) effective the close of business on May 10, 2019. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the table above for periods prior to the close of business on May 10, 2019 reflect the performance of the Predecessor Fund. Effective January 11, 2022, the Fund changed names to the North Square Preferred and Income Securities Fund (formerly, North Square Oak Ridge Dividend Growth Fund), changed investment strategy (Note 1), and changed Sub-Advisors to Red Cedar Investment Management, LLC (formerly, Oak Ridge Investments, LLC).

Gross and net expense ratios for Class I shares were 1.20% and 0.97%, respectively, which were the amounts stated in the current prospectus dated September 28, 2023. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 0.97% of the average daily net assets of the Fund’s Class I shares. This agreement is in effect until September 30, 2029, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

North Square Tactical Growth Fund
FUND PERFORMANCE at November 30, 2023 (Unaudited)

Average Annual Total Returns

(for the periods ended November 30, 2023)

	6 Month	1 Year	5 Year	10 Year
North Square Tactical Growth Fund - Class A
Without Load	4.16%	6.02%	5.87%	5.90%
With Load(a)	-1.85%	-0.05%	4.63%	5.27%
North Square Tactical Growth Fund - Class C
Without Load	3.73%	5.21%	5.07%	5.10%
With Load(b)	2.73%	4.24%	5.07%	5.10%
North Square Tactical Growth Fund - Class I	4.29%	6.29%	6.13%	6.16%
Morningstar Moderate Aggressive Target Risk	6.03%	7.08%	6.97%	6.52%

(a)	Maximum sales charge for Class A shares is 5.75%. No initial sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

(b)	A CDSC of 1.00% will be charged on Class C Shares purchases that are redeemed in whole or in part within 12 months of the date of purchase.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for less than one year are not annualized.

The Morningstar Moderate Aggressive Target Risk Index is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund acquired all assets and assumed the liabilities of the Stadion Tactical Growth Fund (the “Predecessor Fund”) effective the close of business on June 11, 2021. The Predecessor Fund commenced operations on March 23, 2013 after the conversion of the ETF Market Opportunity Fund (the “Acquired Fund”), a series of Aviemore Trust. As a result of each reorganization, the Fund is the accounting successor of each the Predecessor Fund and Acquired Fund. Performance results shown in the performance table above between June 11, 2021 and March 23, 2013 reflect the performance of the Predecessor Fund, and performance results shown prior to March 23, 2013 represent the performance of the Acquired Fund.

Gross expense ratios for Class A, Class C and Class I shares were 1.87%, 2.63% and 1.63%, respectively, and net expense ratios for Class A, Class C, and Class I shares were 1.68%, 2.43% and 1.43%, respectively, which were the amounts stated in the current prospectus dated September 28, 2023. Expense ratios reported for other periods in the Financial Highlights section of this report may differ. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation expenses, and payments, if any, under Rule 12b-1 Distribution Plan) do not exceed 1.30% of the average daily net assets of each class of the Fund. This agreement is in effect until September 30, 2025, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

North Square Tactical Defensive Fund
FUND PERFORMANCE at November 30, 2023 (Unaudited)

Average Annual Total Returns

(for the periods ended November 30, 2023)

	6 Month	1 Year	5 Year	10 Year
North Square Tactical Defensive Fund - Class A
Without Load	3.63%	-0.50%	3.98%	3.86%
With Load(a)	-2.32%	-6.22%	2.75%	3.25%
North Square Tactical Defensive Fund - Class C
Without Load	3.32%	-1.17%	3.20%	3.08%
With Load(b)	2.32%	-2.16%	3.20%	3.08%
North Square Tactical Defensive Fund - Class I	3.78%	-0.24%	4.19%	4.08%
Morningstar Moderate Target Risk Index	4.28%	5.56%	5.58%	5.31%

(a)	Maximum sales charge for Class A shares is 5.75%. No initial sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

(b)	A CDSC of 1.00% will be charged on Class C Shares purchases that are redeemed in whole or in part within 12 months of the date of purchase.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for less than one year are not annualized.

The Morningstar Moderate Target Risk Index is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund acquired all assets and assumed the liabilities of the Stadion Tactical Defensive Fund (the “Predecessor Fund”) effective the close of business on June 11, 2021. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the table above for periods prior to the close of business on June 11, 2021 reflect the performance of the Predecessor Fund.

Gross expense ratios for Class A, Class C and Class I shares were 2.09%, 2.86% and 1.89%, and net expense ratios for Class A, Class C, and Class I shares were 2.07%, 2.82% and 1.82%, respectively, which were the amounts stated in the current prospectus dated September 28, 2023. Expense ratios reported for other periods in the Financial Highlights section of this report may differ. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation expenses, and payments, if any, under Rule 12b-1 Distribution Plan) do not exceed 1.70% of the average daily net assets of each class of the Fund. This agreement is in effect until September 30, 2025, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

North Square Trilogy Alternative Return Fund
FUND PERFORMANCE at November 30, 2023 (Unaudited)

Average Annual Total Returns

(for the periods ended November 30, 2023)

	6 Month	1 Year	5 Year	10 Year
North Square Trilogy Alternative Return Fund - Class A
Without Load	-1.95%	-3.97%	-0.64%	0.36%
With Load(a)	-7.61%	-9.53%	-1.81%	-0.24%
North Square Trilogy Alternative Return Fund - Class C
Without Load	-2.32%	-4.72%	-1.38%	-0.40%
With Load(b)	-3.30%	-5.67%	-1.38%	-0.40%
North Square Trilogy Alternative Return Fund - Class I	-1.84%	-3.73%	-0.40%	0.59%
HFRX Absolute Return Index	2.88%	2.80%	2.26%	1.94%
Bloomberg US Aggregate Bond Index	-0.80%	1.18%	0.71%	1.37%

(a)	Maximum sales charge for Class A shares is 5.75%. No initial sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

(b)	A CDSC of 1.00% will be charged on Class C Shares purchases that are redeemed in whole or in part within 12 months of the date of purchase.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for less than one year are not annualized.

The HFRX Absolute Return Index and Bloomberg US Aggregate Bond Index are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund acquired all assets and assumed the liabilities of the Stadion Tactical Trilogy Alternative Return Fund (the “Predecessor Fund”) effective the close of business on June 11, 2021. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the table above for periods prior to the close of business on June 11, 2021 reflect the performance of the Predecessor Fund.

Gross expense ratios for Class A, Class C and Class I shares were 2.13%, 2.91% and 1.93%, respectively, and net expense ratios for Class A, Class C, and Class I shares were 1.67%, 2.42% and 1.42%, respectively, which were the amounts stated in the current prospectus dated September 28, 2023. Expense ratios reported for other periods in the Financial Highlights section of this report may differ. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation expenses, and payments, if any, under Rule 12b-1 Distribution Plan) do not exceed 1.38% of the average daily net assets of the each class of the Fund. This agreement is in effect until September 30, 2025, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

North Square Spectrum Alpha Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 2.5%
11,000	iShares® Russell 2000 ETF	$1,976,260
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,003,015)	1,976,260

	MUTUAL FUNDS — 96.9%
707,808	North Square Advisory Research Small Cap Growth Fund, Class I(a)(b)	7,573,541
1,375,846	North Square Advisory Research Small Value Fund, Class I(a)(b)	14,350,078
4,340,788	North Square Dynamic Small Cap Fund, Class I(a)(b)	53,608,728
	TOTAL MUTUAL FUNDS (Cost $82,563,124)	75,532,347

	SHORT-TERM INVESTMENTS — 0.7%
517,729	First American Treasury Obligations Fund, Class X, 5.28%(c)	517,729
	TOTAL SHORT-TERM INVESTMENTS (Cost $517,729)	517,729
	TOTAL INVESTMENTS — 100.1% (Cost $85,083,868)	$78,026,336
	Liabilities in Excess of Other Assets — (0.1)%	(49,386)
	NET ASSETS — 100.0%	$77,976,950

(a)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. The financial statements and portfolio holdings for these securities can be found at www.sec.gov. As of November 30, 2023, the percentage of net assets invested in Fidelity Investments Money Market Government Portfolio was 68.8% of the Fund.

(b)	Affiliated Company. See Note 11.

(c)	Rate disclosed is the seven day effective yield as of November 30, 2023.

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements.

North Square Spectrum Alpha Fund
SUMMARY OF INVESTMENTS (Unaudited)
As of November 30, 2023

Percent of Total
Security Type/Sector	Net Assets
Exchange-Traded Funds	2.5%
Mutual Funds	96.9%
Short-Term Investments	0.7%
Total Investments	100.1%
Liabilities in Excess of Other Assets	-0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.8%
	COMMUNICATIONS — 2.3%
	ENTERTAINMENT CONTENT — 0.6%
39,520	AMC Networks, Inc., Class A(a)	$602,285
21,160	IMAX Corp.(a)	337,502
		939,787
	INTERNET MEDIA & SERVICES — 1.2%
37,240	Upwork, Inc.(a)	524,712
31,430	Yelp, Inc.(a)	1,373,805
		1,898,517
	TELECOMMUNICATIONS — 0.5%
8,410	DigitalBridge Group, Inc.	145,157
23,050	GOGO, Inc.(a)	231,192
11,820	IDT Corp., Class B(a)	346,916
		723,265
	TOTAL COMMUNICATIONS	3,561,569

	CONSUMER DISCRETIONARY — 16.2%
	AUTOMOTIVE — 3.5%
46,370	Garret Motion, Inc.(a)	343,138
64,170	Harley-Davidson, Inc.	1,924,458
40,790	Modine Manufacturing Co.(a)	2,006,869
9,590	Visteon Corp.(a)	1,138,045
		5,412,510
	CONSUMER SERVICES — 1.0%
9,040	Grand Canyon Education, Inc.(a)	1,235,949
7,660	Rent-A-Center, Inc.	222,906
		1,458,855
	E-COMMERCE DISCRETIONARY — 0.3%
35,570	Rover Group, Inc.(a)	389,136

	HOME & OFFICE PRODUCTS — 0.8%
46,440	Arhaus, Inc.(a)	432,821
20,610	Herman Miller, Inc.	531,737
16,360	Steelcase, Inc., Class A	201,392
		1,165,950
	HOME CONSTRUCTION — 3.7%
21,260	Armstrong World Industries, Inc.	1,803,060
27,100	Green Brick Partners, Inc.(a)	1,285,895
15,880	M/I Homes, Inc.(a)	1,675,499
6,070	Meritage Homes Corp.	857,691
		5,622,145
	LEISURE FACILITIES & SERVICES — 1.3%
27,300	Rush Street Interactive, Inc.(a)	114,933
25,000	St. Joe Co. (The)	1,285,749

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) – Continued
November 30, 2023

Shares		Fair Value
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	LEISURE FACILITIES & SERVICES (Continued)
5,720	Travel + Leisure Co.(a)	$203,861
33,360	Xponential Fitness, Inc., Class A(a)	455,698
		2,060,241
	RETAIL - DISCRETIONARY — 5.3%
42,600	Aspen Aerogels, Inc.(a)	446,448
25,850	Beacon Roofing Supply, Inc. (a)	2,077,306
139,120	Driven Brands Holdings, Inc. (a)	1,829,428
9,280	Genesco, Inc.(a)	346,794
7,930	Group 1 Automotive, Inc.	2,237,053
23,570	Rush Enterprises, Inc., Class A	935,022
810	Winmark Corp.	348,300
		8,220,351
	WHOLESALE - DISCRETIONARY — 0.3%
8,180	Eplus, Inc.(a)	519,266
	TOTAL CONSUMER DISCRETIONARY	24,848,454

	CONSUMER STAPLES — 8.3%
	BEVERAGES — 1.1%
2,650	Boston Beer Co., Inc. (The), Class A(a)	940,114
9,800	National Beverage Corp.(a)	465,892
12,030	Vita Coco Co., Inc. (The)(a)	337,562
		1,743,568
	FOOD — 2.8%
47,180	BellRing Brands, Inc.(a)	2,495,822
26,880	Simply Good Foods Co. (The)(a)	1,041,331
40,990	Vital Farms, Inc.(a)	545,987
		4,083,140
	HOUSEHOLD PRODUCTS — 1.7%
3,090	Central Garden & Pet Co., Class A(a)	112,105
10,360	e.l.f. Beauty, Inc.(a)	1,223,412
10,690	Inter Parfums, Inc.	1,337,961
		2,673,478
	RETAIL - CONSUMER STAPLES — 2.0%
184,390	Hims & Hers Health, Inc.(a)	1,639,227
21,880	PriceSmart, Inc.	1,474,493
		3,113,720
	TOBACCO & CANNABIS — 0.3%
9,780	Turning Point Brands, Inc.	223,277
28,820	Vector Group Ltd.	308,663
		531,940

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) – Continued
November 30, 2023

Shares		Fair Value
	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
	WHOLESALE - CONSUMER STAPLES — 0.4%
38,520	United Natural Foods, Inc.(a)	$560,466
	TOTAL CONSUMER STAPLES	12,706,312

	ENERGY — 7.0%
	OIL & GAS PRODUCERS — 4.9%
6,410	CVR Energy, Inc.	203,646
140,110	Equitrans Midstream Corp.	1,314,232
5,360	Magnolia Oil & Gas Corp., Class A	115,240
38,950	Par Pacific Holdings, Inc.(a)	1,334,817
32,740	PBF Energy, Inc., Class A	1,453,655
22,210	SandRidge Energy, Inc.	306,720
44,590	SM Energy Co.	1,669,895
35,920	Viper Energy Inc	1,107,054
		7,505,259
	OIL & GAS SERVICES & EQUIP — 0.7%
30,784	MRC Global, Inc.(a)	318,307
173,550	TETRA Technologies, Inc.(a)	819,156
		1,137,463
	OIL & GAS SERVICES & EQUIPMENT — 1.4%
43,940	Diamond Offshore Drilling, Inc.(a)	565,508
16,820	Newpark Resources, Inc. (a)	116,899
49,670	Oceaneering International, Inc.(a)	1,026,182
8,610	Seadrill Ltd.(a)	382,112
		2,090,701
	TOTAL ENERGY	10,733,423

	FINANCIALS — 10.5%
	ASSET MANAGEMENT — 1.1%
54,190	Federated Hermes, Inc., Class B	1,724,326

	BANKING — 6.1%
11,510	Axos Financial, Inc.(a)	440,488
29,504	Bancorp, Inc. (The)(a)	1,150,951
24,350	Bank of N.T. Butterfield & Son Ltd. (The)(a)	675,226
50,570	BankUnited, Inc.	1,395,226
6,030	Central Pacific Financial Corp.	105,947
28,245	Customers Bancorp, Inc. (a)	1,273,002
61,530	First BanCorp.	922,950
66,540	First Foundation, Inc.(a)	391,255
15,358	Hanmi Financial Corp.	255,557
20,450	Heritage Commerce Corp.	173,621
7,790	Live Oak Bancshares, Inc.	261,744
11,670	OFG Bancorp	391,645

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) – Continued
November 30, 2023

Shares		Fair Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
	BANKING (Continued)
3,150	Preferred Bank	$194,135
29,680	Veritex Holdings, Inc.	568,075
20,150	Western Alliance Bancorp	1,032,083
		9,231,905
	COMMERCIAL SUPPORT SERVICES — 0.5%
3,847	CorVel Corp.(a)	803,484

	INSURANCE — 2.3%
29,200	Brighthouse Financial, Inc.(a)	1,519,277
20,700	James River Group Holdings Ltd.	185,886
27,190	Lincoln National Corp.	646,578
20,810	NMI Holdings, Inc., Class A(a)	572,275
5,840	Palomar Holdings, Inc.(a)	341,698
27,830	SiriusPoint Ltd.(a)	297,224
		3,562,938
	SPECIALTY FINANCE — 0.5%
27,072	Enact Holdings, Inc.	750,165
	TOTAL FINANCIALS	16,072,818

	HEALTH CARE — 12.9%
	BIOTECH & PHARMA — 9.5%
71,580	ACADIA Pharmaceuticals, Inc.(a)	1,594,801
57,890	Alkermes PLC(a)	1,397,465
120,780	Amneal Pharmaceuticals, Inc.(a)	520,562
40,530	Amylyx Pharmaceuticals, Inc.(a)	573,905
25,670	Corcept Therapeutics, Inc.(a)	653,815
49,860	Deciphera Pharmaceuticals, Inc.(a)	628,735
38,620	Dyne Therapeutics, Inc.(a)	427,910
37,960	Harmony Biosciences Holdings, Inc.(a)	1,103,118
52,330	ImmunoGen, Inc.(a)	1,535,885
53,590	Kura Oncology, Inc.(a)	518,215
27,920	Kymera Therapeutics, Inc.(a)	579,619
7,460	Merus NV(a)	184,560
4,400	Protagonist Therapeutics, Inc.(a)	80,124
121,860	Syndax Pharmaceuticals(a)	2,028,359
96,010	uniQure NV(a)	650,948
65,050	Vir Biotechnology, Inc.(a)	617,325
38,920	Xenon Pharmaceuticals, Inc.(a)	1,423,694
		14,519,040
	COMMERCIAL SUPPORT SERVICES — 0.6%
13,700	AMN Healthcare Services, Inc.(a)	928,860

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) – Continued
November 30, 2023

Shares		Fair Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
	HEALTH CARE FACILITIES & SERVICES — 1.6%
1,652	Medpace Holdings, Inc.(a)	$447,229
11,180	Pennant Group, Inc. (The)(a)	153,390
54,730	Progyny, Inc.(a)	1,880,523
		2,481,142
	MEDICAL EQUIPMENT & DEVICES — 1.2%
4,180	Castle Biosciences, Inc.(a)	83,558
11,060	Lantheus Holdings, Inc.(a)	792,117
47,330	Orthofix Medical Inc.(a)	522,997
25,780	Tactile Systems Technology, Inc.(a)	343,647
4,330	Veracyte, Inc.(a)	110,848
		1,853,167
	TOTAL HEALTH CARE	19,782,209

	INDUSTRIALS — 12.7%
	AEROSPACE & DEFENSE — 0.3%
5,690	AAR Corp.(a)	394,317

	COMMERCIAL SUPPORT SERVICES — 2.9%
32,160	Brady Corp., Class A	1,809,642
11,910	Cimpress PLC(a)	839,536
87,440	LegalZoom.com, Inc.(a)	1,008,183
67,700	ZipRecruiter, Inc., Class A(a)	907,857
		4,565,218
	ELECTRICAL EQUIPMENT — 1.6%
21,270	Itron, Inc.(a)	1,433,173
31,940	Napco Security Technologies, Inc.(a)	977,364
		2,410,537
	ENGINEERING & CONSTRUCTION — 2.9%
10,980	Encore Wire Corp.	2,023,614
60,560	Frontdoor, Inc.(a)	2,079,024
11,540	Primoris Services Corp.	350,354
		4,452,992
	INDUSTRIAL INTERMEDIATE PRODUCTS — 0.3%
42,710	Janus International Group, Inc., Class A(a)	450,591

	INDUSTRIAL SUPPORT SERVICES — 0.8%
4,500	Applied Industrial Technologies, Inc.	720,315
22,400	Titan Machinery, Inc.(a)	512,064
		1,232,379
	MACHINERY — 0.5%
2,810	Albany International Corp., Class A	241,154
24,210	CECO Environmental Corp.(a)	466,043

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) – Continued
November 30, 2023

Shares		Fair Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
	MACHINERY (Continued)
8,700	Luxfer Holdings PLC(a)	$71,775
		778,972
	RETAIL - DISCRETIONARY — 1.7%
9,225	BlueLinx Holdings, Inc.(a)	810,416
26,610	GMS, Inc.(a)	1,799,901
		2,610,317
	TRANSPORTATION & LOGISTICS — 1.7%
21,250	Hub Group, Inc., Class A(a)	1,605,438
18,020	SkyWest, Inc.(a)	851,986
6,020	Spirit Airlines, Inc.(a)	89,216
		2,546,640
	TOTAL INDUSTRIALS	19,441,963

	MATERIALS — 5.8%
	CHEMICALS — 0.9%
8,780	Innospec, Inc.	922,515
2,570	Koppers Holdings, Inc.	116,087
17,510	Orion Engineered Carbons SA	417,263
		1,455,865
	CONSTRUCTION MATERIALS — 0.8%
33,186	Summit Materials, Inc., Class A(a)	1,151,222

	CONTAINERS & PACKAGING — 0.6%
63,360	O-I Glass, Inc.(a)	935,194

	FORESTRY, PAPER & WOOD PRODUCTS — 3.0%
21,750	Boise Cascade Co.	2,377,275
33,790	Louisiana-Pacific Corp.	2,060,852
1,260	UFP Industries, Inc.	138,134
		4,576,261
	METALS & MINING — 0.5%
260,160	Coeur Mining, Inc.(a)	793,488
	TOTAL MATERIALS	8,912,030

	REAL ESTATE — 5.0%
	HOME CONSTRUCTION — 0.5%
24,007	Forestar Group, Inc.(a)	732,934

	REAL ESTATE SERVICES — 0.7%
115,000	Anywhere Real Estate, Inc.(a)	618,700
9,900	Assetmark Financial Holdings, Inc.(a)	253,836
57,540	Compass, Inc., Class A(a)	127,739
		1,000,275

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) – Continued
November 30, 2023

Shares		Fair Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
	REIT — 3.8%
34,148	American Assets Trust, Inc.	$687,741
55,690	Brandywine Realty Trust	248,377
19,644	Chatham Lodging Trust	194,672
94,450	Hudson Pacific Properties, Inc.	554,422
19,351	National Storage Affiliates Trust	642,260
152,300	OUTFRONT Media, Inc.	1,862,628
17,730	Ryman Hospitality Properties, Inc.	1,779,205
		5,969,305
	TOTAL REAL ESTATE	7,702,514

	TECHNOLOGY — 16.8%
	COMMERCIAL SUPPORT SERVICES — 1.4%
24,010	ASGN, Inc.(a)	2,142,652

	SEMICONDUCTORS — 1.8%
10,350	Alpha & Omega SemiConductor Ltd.(a)	221,387
7,560	Axcelis Technologies, Inc.(a)	939,556
4,610	Cirrus Logic, Inc.(a)	349,945
47,525	MaxLinear, Inc.(a)	890,143
19,389	Photronics, Inc.(a)	409,690
		2,810,721
	SOFTWARE — 8.5%
11,980	Agilysys, Inc.(a)	1,031,358
20,540	Alarm.com Holdings, Inc.(a)	1,119,019
900	Appfolio, Inc., Class A(a)	170,325
8,530	Bandwidth, Inc., Class A(a)	93,659
5,420	Blackbaud, Inc.(a)	407,801
96,680	Clear Secure, Inc.	2,062,185
23,380	CommVault Systems, Inc.(a)	1,720,300
10,740	Donnelley Financial Solutions, Inc.(a)	633,875
10,932	Duolingo, Inc.(a)	2,320,755
2,430	PDF Solutions, Inc.(a)	72,876
9,680	Sapiens International Corp. NV	249,066
10,810	Smartsheet, Inc., Class A(a)	458,128
104,790	Sprinklr, Inc., Class A(a)	1,643,107
12,530	Teradata Corp.(a)	592,043
32,030	Weave Communications, Inc.(a)	302,363
		12,876,860
	TECHNOLOGY HARDWARE — 2.4%
60,290	A10 Networks, Inc.	753,022
35,910	Arlo Technologies, Inc.(a)	326,422
34,860	Avnet, Inc.	1,630,054

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) – Continued
November 30, 2023

Shares		Fair Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
	TECHNOLOGY HARDWARE (Continued)
62,630	Goosehead Insurance, Inc., Class A(a)	$419,621
7,030	Sanmina Corp.(a)	352,273
730	Super Micro Computer, Inc.(a)	199,633
		3,681,025
	TECHNOLOGY SERVICES — 2.7%
21,000	Euronet Worldwide, Inc.(a)	1,831,620
11,910	ExlService Holdings, Inc.(a)	337,887
66,870	Integral Ad Science Holding Corp.(a)	975,633
27,440	Open Lending Corp.(a)	175,342
56,000	StoneCo Ltd.(a)	873,600
		4,194,082
	TOTAL TECHNOLOGY	25,705,340

	UTILITIES — 1.3%
	ELECTRIC UTILITIES — 1.3%
82,840	Clearway Energy, Inc., Class C	2,068,515
	TOTAL UTILITIES	2,068,515

	TOTAL COMMON STOCKS (Cost $140,744,862)	151,535,147

	EXCHANGE-TRADED FUNDS — 0.3%
2,560	iShares® Russell 2000 ETF	459,930
	TOTAL EXCHANGE-TRADED FUNDS (Cost $460,102)	459,930

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) – Continued
November 30, 2023

Shares		Fair Value
	RIGHTS — 0.0%(b)
	BIOTECH & PHARMA — 0.0% (b)
29,400	Novartis A.G. CVR	$—
	TOTAL RIGHTS (Cost $–)	—

	SHORT-TERM INVESTMENTS — 1.1%
1,662,328	First American Treasury Obligations Fund, Class X, 5.28%(c)	1,662,328
	TOTAL SHORT—TERM INVESTMENTS (Cost $1,662,328)	1,662,328
	TOTAL INVESTMENTS — 100.2% (Cost $142,867,292)	$153,657,405
	Liabilities in Excess of Other Assets — (0.2)%	(286,864)
	NET ASSETS — 100.0%	$153,370,541

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of November 30, 2023.

ETF - Exchange-Traded Fund

LTD - Limited Company

NV - Naamioze Vennootschap

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SUMMARY OF INVESTMENTS (Unaudited)
As of November 30, 2023

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Communications	2.3%
Consumer Discretionary	16.2%
Consumer Staples	8.3%
Energy	7.0%
Financials	10.5%
Health Care	12.9%
Industrials	12.7%
Materials	5.8%
Real Estate	5.0%
Technology	16.8%
Utilities	1.3%
Total Common Stocks	98.8%
Exchange-Traded Funds	0.3%
Short-Term Investments	1.1%
Total Investments	100.2%
Liabilities in Excess of Other Assets	-0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Advisory Research Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.7%
	COMMUNICATIONS — 0.9%
	INTERNET MEDIA & SERVICES — 0.9%
4,277	Upwork, Inc.(a)	$60,263
478	Yelp, Inc.(a)	20,893
		81,156
	TOTAL COMMUNICATIONS	81,156

	CONSUMER DISCRETIONARY — 12.1%
	AUTOMOTIVE — 3.0%
5,620	Modine Manufacturing Co.(a)	276,505

	CONSUMER SERVICES — 2.9%
7,734	Coursera, Inc.(a)	152,746
1,825	Stride, Inc.(a)	110,559
		263,305
	HOME & OFFICE PRODUCTS — 0.7%
2,323	Herman Miller, Inc.	59,933

	HOME CONSTRUCTION — 1.2%
212	Armstrong World Industries, Inc.	17,980
1,895	Green Brick Partners, Inc.(a)	89,917
		107,897
	LEISURE FACILITIES & SERVICES — 1.8%
7,070	Arcos Dorados Holdings, Inc., Class A	81,941
8,133	Sweetgreen, Inc.(a)	76,532
		158,473
	RETAIL — DISCRETIONARY — 2.3%
697	Abercrombie & Fitch Co., Class A(a)	52,895
577	Beacon Roofing Supply, Inc.(a)	46,368
1,543	Carvana Co.(a)	48,327
1,752	Urban Outfitters, Inc.(a)	62,546
		210,136
	WHOLESALE — DISCRETIONARY — 0.2%
761	G-III Apparel Group Ltd.(a)	21,894
	TOTAL CONSUMER DISCRETIONARY	1,098,143

	CONSUMER STAPLES — 1.7%
	HOUSEHOLD PRODUCTS — 0.7%
559	e.l.f. Beauty, Inc.(a)	66,012

	RETAIL — CONSUMER STAPLES — 1.0%
2,104	Sprouts Farmers Market, Inc.(a)	90,641
	TOTAL CONSUMER STAPLES	156,653

See accompanying Notes to Financial Statements.

North Square Advisory Research Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) – Continued
November 30, 2023

Shares		Fair Value
	COMMON STOCKS (Continued)
	ENERGY — 4.9%
	OIL & GAS PRODUCERS — 2.6%
604	Gulport Energy Corp.(a)	$82,772
1,490	Matador Resources Co.	86,241
5,177	Permian Resources Corp.	68,026
		237,039
	OIL & GAS SERVICES & EQUIPMENT — 2.3%
792	Noble Corp. PLC, Class A	36,543
1,946	Thermon Group Holdings, Inc.(a)	58,672
1,258	Weatherford International PLC(a)	114,088
		209,303
	TOTAL ENERGY	446,342

	FINANCIALS — 9.4%
	ASSET MANAGEMENT — 3.3%
3,870	Donnelley Financial Solutions, Inc.(a)	228,407
2,093	Victory Capital Holdings, Inc., Class A	67,290
		295,697
	BANKING — 3.7%
2,688	Bancorp, Inc. (The)(a)	104,859
2,765	Customers Bancorp, Inc.(a)	124,619
1,483	UMB Financial Corp.	106,272
		335,750
	INSTITUTIONAL FINANCIAL SERVICES — 0.6%
613	PJT Partners, Inc., Class A	55,207

	INSURANCE — 1.1%
1,316	Goosehead Insurance, Inc., Class A(a)	96,436

	SPECIALTY FINANCE — 0.7%
849	PennyMac Financial Services, Inc.	66,044
	TOTAL FINANCIALS	849,134

	HEALTH CARE — 20.7%
	BIOTECH & PHARMA — 9.8%
1,599	Arcellx, Inc.(a)	83,995
6,859	Avadel Pharmaceuticals Public Limited Co. — ADR(a)	79,153
1,447	Blueprint Medicines Corp.(a)	100,769
5,940	CymaBay Therapeutics, Inc.(a)	113,632
4,653	ImmunoGen, Inc.(a)	136,567
3,366	Kiniksa Pharmaceuticals Ltd.(a)	54,428
742	Krystal Biotech, Inc.(a)	77,339
1,515	Nuvalent, Inc.(a)	99,036
2,161	Twist Bioscience Corp.(a)	51,972

See accompanying Notes to Financial Statements.

North Square Advisory Research Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) – Continued
November 30, 2023

Shares		Fair Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
	BIOTECH & PHARMA (Continued)
1,786	Vaxcyte, Inc.(a)	$92,461
		889,352
	HEALTH CARE FACILITIES & SERVICES — 5.0%
952	HealthEquity, Inc.(a)	63,803
490	Medpace Holdings, Inc.(a)	132,653
29,987	Oscar Health, Inc., Class A(a)	254,889
		451,345
	MEDICAL EQUIPMENT & DEVICES — 5.9%
1,137	Axonics, Inc.(a)	63,661
7,504	RxSight, Inc.(a)	226,321
3,262	TransMedics Group, Inc.(a)	246,867
		536,849
	TOTAL HEALTH CARE	1,877,546

	INDUSTRIALS — 21.9%
	AEROSPACE & DEFENSE — 1.4%
568	Aerovironment, Inc.(a)	78,163
1,641	Spirit AeroSystems Holdings, Inc., Class A(a)	45,111
		123,274
	COMMERCIAL SUPPORT SERVICES — 3.4%
37,645	Denison Mines Corp.(a)	68,890
2,265	Huron Consulting Group, Inc.(a)	235,945
		304,835
	CONSTRUCTION MATERIALS — 1.3%
3,428	Tecnoglass, Inc.	119,466

	ELECTRICAL EQUIPMENT — 6.3%
2,838	BWX Technologies, Inc.	221,449
2,204	Camtek Ltd.(a)	139,910
508	Encore Wire Corp.	93,624
1,524	Mirion Technologies Inc.(a)	13,609
1,217	Powell Industries, Inc.(a)	101,206
		569,798
	ENGINEERING & CONSTRUCTION — 3.0%
1,616	Construction Partners Inc., Class A(a)	67,807
3,531	Fluor Corp.(a)	134,285
986	IES Holdings, Inc.(a)	68,990
		271,082
	MACHINERY — 3.0%
761	Standex International, Inc.	101,837
3,213	Symbotic, Inc., Class A(a)	169,903
		271,740

See accompanying Notes to Financial Statements.

North Square Advisory Research Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) – Continued
November 30, 2023

Shares		Fair Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
	STEEL — 2.5%
5,077	Allegheny Technologies, Inc.(a)	$223,134

	TRANSPORTATION & LOGISTICS — 1.0%
1,893	SkyWest, Inc.(a)	89,501
	TOTAL INDUSTRIALS	1,972,830

	MATERIALS — 3.8%
	CONSTRUCTION MATERIALS — 0.6%
316	Simpson Manufacturing Co., Inc.	52,763

	METALS & MINING — 1.3%
17,554	Uranium Energy Corp.(a)	114,452

	STEEL — 1.9%
2,457	Carpenter Technology Corp.	173,980
	TOTAL MATERIALS	341,195

	TECHNOLOGY — 24.3%
	SEMICONDUCTORS — 2.2%
937	Aehr Test Systems(a)	21,514
674	Axcelis Technologies, Inc.(a)	83,764
532	Impinj, Inc.(a)	44,470
1,630	Veeco Instruments, Inc.(a)	46,504
		196,252
	SOFTWARE — 18.4%
7,537	Alkami Technology, Inc.(a)	171,617
3,531	C3.ai, Inc., Class A(a)	102,823
14,274	Cellebrite DI Ltd.(a)	120,615
2,980	Docebo, Inc.(a)	132,968
1,626	Duolingo, Inc.(a)	345,183
1,026	Intapp, Inc.(a)	38,475
721	Monday.com Ltd.(a)	129,665
8,208	Samsara, Inc., Class A(a)	226,047
1,750	Varonis Systems, Inc.(a)	73,308
6,144	Vertex, Inc., Class A(a)	172,401
1,510	Workiva, Inc., Class A(a)	145,217
		1,658,319
	TECHNOLOGY HARDWARE — 3.2%
1,169	Credo Technology Group Holding Ltd.(a)	20,937
806	ESCO Technologies, Inc.	84,614
5,678	Harmonic, Inc.(a)	62,799
455	Super Micro Computer, Inc.(a)	124,428
		292,778

See accompanying Notes to Financial Statements.

North Square Advisory Research Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) – Continued
November 30, 2023

Shares		Fair Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
	TECHNOLOGY SERVICES — 0.5%
2,656	Paymentus Holdings, Inc.(a)	$45,869
	TOTAL TECHNOLOGY	2,193,218

	TOTAL COMMON STOCKS (Cost $7,503,790)	9,016,217

	SHORT-TERM INVESTMENTS — 0.2%
19,503	First American Treasury Obligations Fund, Class X, 5.28%(b)	19,503
	TOTAL SHORT-TERM INVESTMENTS (Cost $19,503)	19,503
	TOTAL INVESTMENTS — 99.9% (Cost $7,523,293)	$9,035,720
	Other Assets in Excess of Liabilities — 0.1%	12,714
	NET ASSETS — 100.0%	$9,048,434

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of November 30, 2023.

ADR - American Depositary Receipt

LTD - Limited Company

PLC - Public Limited Company

See accompanying Notes to Financial Statements.

North Square Advisory Research Small Cap Growth Fund
SUMMARY OF INVESTMENTS (Unaudited)
As of November 30, 2023

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Communications	0.9%
Consumer Discretionary	12.1%
Consumer Staples	1.7%
Energy	4.9%
Financials	9.4%
Health Care	20.7%
Industrials	21.9%
Materials	3.8%
Technology	24.3%
Total Common Stocks	99.7%
Short-Term Investments	0.2%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Multi Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 31.6%
16,000	Invesco® S&P 500® GARP ETF	$1,494,720
10,060	iShares® Core S&P 500® ETF	4,611,705
19,000	Vanguard® Dividend Appreciation ETF	3,126,070
4,800	Vanguard® Growth ETF	1,433,136
15,785	Vanguard® Value ETF	2,261,359
	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,474,456)	12,926,990

	MUTUAL FUNDS — 66.9%
128,057	North Square Advisory Research Small Cap Growth Fund, Class I(a)	1,370,210
215,696	North Square Advisory Research Small Value Fund, Class I(a)	2,249,712
524,220	North Square Altrinsic International Equity Fund, Class I(a)	5,556,733
651,441	North Square Dynamic Small Cap Fund, Class I(a)	8,045,297
475,965	North Square McKee Bond Fund, Class I(a)	4,088,536
322,448	North Square Preferred And Income Securities Fund, Class I(a)	6,013,661
	TOTAL MUTUAL FUNDS (Cost $25,700,556)	27,324,149

	SHORT-TERM INVESTMENTS — 1.9%
781,928	First American Treasury Obligations Fund, Class X, 5.28%(b)	781,928
	TOTAL SHORT-TERM INVESTMENTS (Cost $781,928)	781,928
	TOTAL INVESTMENTS — 100.4% (Cost $38,957,030)	$41,033,067
	Liabilities in Excess of Other Assets — (0.4)%	(176,940)
	NET ASSETS — 100.0%	$40,856,127

(a)	Affiliated Company. See Note 11.

(b)	Rate disclosed is the seven day effective yield as of November 30, 2023.

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements.

North Square Multi Strategy Fund
SUMMARY OF INVESTMENTS (Unaudited)
As of November 30, 2023

Percent of Total
Security Type/Sector	Net Assets
Exchange-Traded Funds	31.6%
Mutual Funds	66.9%
Short-Term Investments	1.9%
Total Investments	100.4%
Liabilities in Excess of Other Assets	-0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Preferred and Income Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Principal
Amount ($)		Fair Value
	CORPORATE BONDS — 98.4%
	CONSUMER DISCRETIONARY — 1.7%
	AUTOMOTIVE — 1.7%
1,557,000	General Motors Financial Co., Inc., 5.750%, Perpetual	$1,307,880
	TOTAL CONSUMER DISCRETIONARY	1,307,880

	ENERGY — 7.3%
	OIL & GAS PRODUCERS — 7.3%
1,700,000	Enbridge, Inc., 8.500%, 01/15/84	1,709,649
1,500,000	Energy Transfer LP, 9.669%, 02/15/67	1,426,740
700,000	Energy Transfer LP, 7.125%, 05/15/70(a)	621,579
2,000,000	Plains All American Pipeline LP, 9.751%, 12/31/49(a)	1,913,508
	TOTAL ENERGY	5,671,476

	FINANCIALS — 80.2%
	ASSET MANAGEMENT — 2.9%
3,000,000	UBS Group AG, 4.375%, Perpetual	2,246,866

	BANKING — 64.8%
2,000,000	Banco Santander SA, 4.750%, Perpetual	1,563,283
3,398,000	Bank of America Corp., 4.300%, 07/28/72	3,142,260
1,000,000	Barclays PLC, 5.992%, Perpetual	928,724
500,000	Barclays PLC, 9.625%, Perpetual	502,250
3,000,000	BNP Paribas SA, 4.625%, Perpetual	2,532,251
3,750,000	Citigroup, Inc., 3.875%, Perpetual	3,272,547
1,295,000	Citizens Financial Group, Inc., 6.375%, Perpetual	1,114,331
1,001,000	Citizens Financial Group, Inc., 8.687%, Perpetual	860,404
2,662,000	Comerica, Inc., 5.625%, Perpetual	2,430,457
2,500,000	Credit Agricole SA, 4.750%, Perpetual	2,007,468
2,000,000	Fifth Third Bancorp, 8.689%, 12/31/49	1,862,595
2,000,000	HSBC Holdings PLC, 4.700%, Perpetual	1,514,614
1,000,000	Huntington Bancshares, Inc., 4.045%, 03/15/68	852,226
1,686,000	Huntington Bancshares, Inc., 8.535%, Perpetual	1,515,855
3,000,000	ING Groep NV, 3.875%, Perpetual	2,272,317
443,000	JPMorgan Chase & Co., 4.600%, (United States SOFR Secured Overnight Financing Rate + 3.125%), Perpetual(a)	426,319
3,583,000	KeyCorp, 4.891%, (ICE LIBOR USD 3 Month + 3.606%), Perpetual	2,781,889
2,000,000	Lloyds Banking Group PLC, 8.000%, Perpetual	1,899,157
2,700,000	M&T Bank Corp., 5.125%, Perpetual	2,186,595
2,500,000	NatWest Group PLC, 4.600%, Perpetual	1,760,069
2,963,000	PNC Financial Services, 5.000%, Perpetual	2,602,599
2,000,000	Societe Generale SA, 4.750%, Perpetual	1,698,281
2,500,000	Standard Chartered PLC, 4.300%, Perpetual	1,906,119
1,800,000	Svenska Handelsbanken AB, 4.750%, Perpetual	1,420,009
2,873,000	Truist Financial Corp., 4.800%, Perpetual	2,545,345

See accompanying Notes to Financial Statements.

North Square Preferred and Income Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) – Continued
November 30, 2023

Principal
Amount ($)		Fair Value
	CORPORATE BONDS (Continued)
	BANKING (Continued)
2,379,000	US Bancorp, 5.300%, Perpetual	$2,016,773
3,000,000	Wells Fargo & Co. Series BB, 3.900%, (Yield of U.S. Treasury Note with a Constant Maturity of 5 Years + 3.453%), Perpetual(a)	2,708,392
		50,323,129
	INSTITUTIONAL FINANCIAL SERVICES — 3.1%
2,860,000	Goldman Sachs Group, Inc. (The), 3.650%, Perpetual	2,392,594

	SPECIALTY FINANCE — 9.4%
3,940,000	Ally Financial, Inc., 4.700%, Perpetual(a)	2,785,415
3,050,000	Capital One Financial Corp., 3.950%, Perpetual	2,313,678
3,153,000	Discover Financial Services, 5.500%, Perpetual	2,205,712
	TOTAL FINANCIALS	7,304,805

	UTILITIES — 9.2%
	ELECTRIC UTILITIES — 9.2%
2,000,000	American Electric Power Co., Inc., 3.875%, Perpetual	1,654,692
1,491,000	Duke Energy Corp., 3.250%, 01/15/82, Perpetual	1,124,029
1,000,000	Edison International, 5.000%, 03/15/72, Perpetual	917,062
1,858,000	Emera, Inc., 6.700%, 06/15/76, Perpetual	1,803,697
7,000	Southern Co. (The), 4.000%, Perpetual	6,566
620,000	Vistra Corp., 7.000%, (H15T5Y + 5.740%), Perpetual(a),(b)	589,471
1,040,000	Vistra Corp., 8.000%, Perpetual(a),(b)	1,018,233
	TOTAL UTILITIES	7,113,750
	TOTAL CORPORATE BONDS (Cost $74,854,821)	76,360,500

Shares
	SHORT-TERM INVESTMENTS — 1.4%
1,102,014	First American Treasury Obligations Fund, Class X, 5.28%(c)	1,102,014
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,102,014)	1,102,014
	TOTAL INVESTMENTS — 99.8% (Cost $75,956,835)	$77,462,514
	Other Assets in Excess of Liabilities — 0.2%	127,640
	NET ASSETS — 100.0%	$77,590,154

(a)	Variable rate security; the rate shown represents the rate on November 30, 2023.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2023 the total market value of 144A securities is 1,607,704 or 2.1% of net assets.

(c)	Rate disclosed is the seven day effective yield as of November 30, 2023.

LP - Limited Partnership

NV - Naamioze Vennootschap

PLC - Public Limited Company

See accompanying Notes to Financial Statements.

North Square Preferred and Income Securities Fund
SUMMARY OF INVESTMENTS (Unaudited)
As of November 30, 2023

Percent of Total
Security Type/Sector	Net Assets
Corporate Bonds
Consumer Discretionary	1.7%
Energy	7.3%
Financials	80.2%
Utilities	9.2%
Total Corporate Bonds	98.4%
Short-Term Investments	1.4%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Tactical Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 79.2%
688,900	Financial Select Sector SPDR® Fund	$24,731,510
168,575	Invesco QQQ Trust, Series 1	65,547,017
531,500	iShares MSCI Eurozone ETF	24,262,975
229,500	iShares National Muni Bond ETF	24,446,340
93,400	iShares Russell 3000 ETF	24,370,862
249,000	iShares Russell Mid-Cap Growth ETF	24,212,760
129,440	SPDR® S&P 500® ETF Trust	59,076,416
206,787	Vanguard Growth ETF	61,740,395
518,598	Vanguard Value ETF	74,294,349
	TOTAL EXCHANGE-TRADED FUNDS (Cost $265,195,185)	382,682,624

	SHORT-TERM INVESTMENTS — 25.8%
124,352,473	First American Treasury Obligations Fund, Class X, 5.28%(a)	124,352,473
	TOTAL SHORT-TERM INVESTMENTS (Cost $124,352,473)	124,352,473
	TOTAL INVESTMENTS — 105.0% (Cost $389,547,658)	$507,035,097
	Liabilities in Excess of Other Assets — (5.0)%	(24,182,901)
	NET ASSETS — 100.0%	$482,852,196

(a)	Rate disclosed is the seven day effective yield as of November 30, 2023.

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipt

See accompanying Notes to Financial Statements.

North Square Tactical Growth Fund
SUMMARY OF INVESTMENTS (Unaudited)
As of November 30, 2023

Percent of Total
Security Type/Sector	Net Assets
ETFs	79.2%
Short Term Investments	25.8%
Total Investments	105.0%
Liabilities in Excess of Other Assets	-5.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Tactical Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 51.5%
37,500	Invesco QQQ Trust, Series 1(a)	$14,581,125
32,700	SPDR® S&P 500® ETF Trust(a)	14,924,280
	TOTAL EXCHANGE-TRADED FUNDS (Cost $28,463,004)	29,505,405

	SHORT-TERM INVESTMENTS — 48.4%
27,720,900	First American Treasury Obligations Fund, Class X, 5.28%(b)	27,720,900
	TOTAL SHORT-TERM INVESTMENTS (Cost $27,720,900)	27,720,900
	TOTAL INVESTMENTS — 99.9% (Cost $56,183,905)	$57,226,305
	Other Assets in Excess of Liabilities — 0.1%	28,758
	NET ASSETS — 100.0%	$57,255,063

(a)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of November 30 2023, the percentage of net assets invested in Invesco QQQ Trust, Series 1, SPDR S&P 500 ETF and First American Treasury Obligations Fund, Class X were 25.4%, 26.1%, and 48.4%, respectively, of the Fund. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.

(b)	Rate disclosed is the seven day effective yield as of November 30, 2023.

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

See accompanying Notes to Financial Statements.

North Square Tactical Defensive Fund
SUMMARY OF INVESTMENTS (Unaudited)
As of November 30, 2023

Percent of Total
Security Type/Sector	Net Assets
ETFs	51.5%
Short Term Investments	48.4%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2023

Shares		Fair Value
	COMMON STOCKS — 34.2%
	CONSUMER DISCRETIONARY — 3.1%
	HOTELS, RESTAURANTS & LEISURE — 1.9%
1,453	McDonald’s Corp.	$409,514

	SPECIALTY RETAIL — 1.2%
825	Home Depot, Inc. (The)	258,629
	TOTAL CONSUMER DISCRETIONARY	668,143

	CONSUMER STAPLES — 5.2%
	BANKS — 1.5%
2,098	Procter & Gamble Co. (The)	322,085

	FOOD — 0.9%
3,044	General Mills, Inc.	193,781

	RETAIL — CONSUMER STAPLES — 1.8%
2,613	Wal-Mart Stores, Inc.	406,818

	WHOLESALE — CONSUMER STAPLES — 1.0%
2,923	Sysco Corp.	210,953
	TOTAL CONSUMER STAPLES	1,133,637

	FINANCIALS — 3.1%
	BANKS — 1.0%
6,491	Truist Financial Corp.	208,621

	INSURANCE — 2.1%
5,647	Aflac, Inc.	467,063
	TOTAL FINANCIALS	675,684

	HEALTH CARE — 6.4%
	BIOTECH & PHARMA — 3.6%
757	Eli Lilly & Co.	447,418
3,388	Merck & Co., Inc.	347,202
		794,620
	HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
1,981	Abbott Laboratories	206,598

	PHARMACEUTICALS — 1.8%
1,297	Johnson & Johnson	200,594
5,869	Pfizer, Inc.	178,828
		379,422
	TOTAL HEALTH CARE	1,380,640

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) – Continued
November 30, 2023

Shares		Fair Value
	COMMON STOCKS (Continued)
	INDUSTRIALS — 5.7%
	AEROSPACE & DEFENSE — 1.0%
1,110	L3Harris Technologies, Inc.	$211,799

	COMMERCIAL SUPPORT SERVICES — 2.1%
2,719	Waste Management, Inc.	464,921

	DIVERSIFIED INDUSTRIALS — 0.9%
833	Illinois Tool Works, Inc.	201,761

	INDUSTRIAL SUPPORT SERVICES — 1.7%
456	W.W. Grainger, Inc.	358,503
	TOTAL INDUSTRIALS	1,236,984

	TECHNOLOGY — 7.4%
	SOFTWARE — 3.5%
2,002	Microsoft Corp.	758,578

	TECHNOLOGY HARDWARE — 3.9%
4,366	Apple, Inc.	829,322
	TOTAL TECHNOLOGY	1,587,900

	UTILITIES — 3.3%
	ELECTRIC UTILITIES — 3.3%
2,211	Dominion Energy, Inc.	100,247
3,195	Eversource Energy	189,815
5,926	Southern Co. (The)	420,627
	TOTAL UTILITIES	710,689

	TOTAL COMMON STOCKS (Cost $2,709,473)	7,393,677

	EXCHANGE-TRADED FUNDS — 60.3%
14,250	iShares® Broad USD High Yield Corporate Bond ETF	507,158
19,120	iShares® Core Dividend Growth ETF	987,739
22,300	iShares® MBS ETF	2,025,955
12,982	Schwab® U.S. Dividend Equity ETF	939,248
110,200	SPDR® Portfolio Intermediate Term Corporate Bond ETF	3,545,134
45,800	SPDR® Portfolio Long-Term Corporate Bond ETF	1,026,378
68,100	SPDR® Portfolio Short-Term Corporate Bond ETF	2,017,803
36,200	VanEck® Vectors Fallen Angel High Yield Bond ETF	1,020,297
6,034	Vanguard® Dividend Appreciation ETF	992,774
	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,190,107)	13,062,486

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) – Continued
November 30, 2023

		Expiration	Exercise	Notional
Contracts		Date	Price	Value	Fair Value
	PURCHASED OPTIONS — 9.0%
	CALL OPTIONS PURCHASED — 7.5%
10	S&P 500® Index	12/04/2023	$4,450	$4,567,800	$116,400
10	S&P 500® Index	12/11/2023	4,550	4,567,800	40,800
10	S&P 500® Index	12/15/2023	3,700	4,567,800	871,950
10	S&P 500® Index	12/15/2023	4,000	4,567,800	573,450
10	S&P 500® Index	12/18/2023	4,650	4,567,800	11,950
10	S&P 500® Index	12/18/2023	4,700	4,567,800	8,400
					1,622,950
	PUT OPTIONS PURCHASED — 1.5%
10	S&P 500® Index	12/04/2023	$4,100	$4,567,800	$25
10	S&P 500® Index	12/04/2023	4,325	4,567,800	75
10	S&P 500® Index	12/11/2023	4,200	4,567,800	500
10	S&P 500® Index	12/11/2023	4,475	4,567,800	5,250
5	S&P 500® Index	12/15/2023	3,300	2,283,900	100
5	S&P 500® Index	12/15/2023	3,450	2,283,900	125
5	S&P 500® Index	12/15/2023	3,525	2,283,900	150
5	S&P 500® Index	12/15/2023	3,825	2,283,900	325
10	S&P 500® Index	12/18/2023	4,300	4,567,800	2,925
10	S&P 500® Index	12/18/2023	4,525	4,567,800	23,100
10	S&P 500® Index	12/26/2023	4,350	4,567,800	7,150
5	S&P 500® Index	06/21/2024	3,450	2,283,900	9,625
5	S&P 500® Index	06/21/2024	3,525	2,283,900	10,775
5	S&P 500® Index	06/21/2024	3,550	2,283,900	11,175
5	S&P 500® Index	06/21/2024	3,650	2,283,900	13,075
5	S&P 500® Index	06/21/2024	3,725	2,283,900	14,800
5	S&P 500® Index	06/24/2024	3,775	2,283,900	16,100
5	S&P 500® Index	06/24/2024	3,975	2,283,900	22,950
5	S&P 500® Index	12/21/2024	4,050	2,283,900	53,800
5	S&P 500® Index	12/23/2024	3,950	2,283,900	46,800
5	S&P 500® Index	12/23/2024	4,100	2,283,900	57,675
100	SPDR® S&P 500® ETF Trust	12/15/2023	405	4,564,000	1,350
50	SPDR® S&P 500® ETF Trust	12/21/2024	360	2,282,000	29,675
					327,525

	TOTAL PURCHASED OPTIONS (Cost - $2,870,844)				1,950,475

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) – Continued
November 30, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.6%
344,946	First American Treasury Obligations Fund, Class X, 5.28%(a)	$344,946
	TOTAL SHORT-TERM INVESTMENTS (Cost $344,946)	344,946
	TOTAL INVESTMENTS — 105.1% (Cost $19,115,370)	$22,751,584
	Liabilities in Excess of Other Assets — (5.1)%	(1,101,043)
	NET ASSETS — 100.0%	$21,650,541

(a)	Rate disclosed is the seven day effective yield as of November 30, 2023.

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund
SCHEDULE OF OPTIONS WRITTEN (Unaudited)
November 30, 2023

		Expiration	Exercise	Notional
Contracts	Description	Date	Price	Value	Fair Value
	WRITTEN OPTIONS — (7.00)%
	CALL OPTIONS WRITTEN — (6.1)%
(10)	S&P 500® Index	12/04/2023	$4,225	$(4,567,800)	$(341,250)
(10)	S&P 500® Index	12/04/2023	4,300	(4,567,800)	(266,250)
(10)	S&P 500® Index	12/11/2023	4,375	(4,567,800)	(196,150)
(10)	S&P 500® Index	12/11/2023	4,400	(4,567,800)	(171,550)
(10)	S&P 500® Index	12/18/2023	4,500	(4,567,800)	(91,100)
(10)	S&P 500® Index	12/18/2023	4,550	(4,567,800)	(66,050)
(5)	S&P 500® Index	12/20/2024	4,600	(2,283,900)	(188,900)
					(1,321,250)
	PUT OPTIONS WRITTEN — (0.9)%
(10)	S&P 500® Index	12/04/2023	$4,125	$(4,567,800)	$(75)
(10)	S&P 500® Index	12/04/2023	4,300	(4,567,800)	(75)
(10)	S&P 500® Index	12/11/2023	4,275	(4,567,800)	(650)
(10)	S&P 500® Index	12/11/2023	4,400	(4,567,800)	(1,700)
(5)	S&P 500® Index	12/15/2023	2,925	(2,283,900)	(50)
(5)	S&P 500® Index	12/15/2023	3,050	(2,283,900)	(50)
(5)	S&P 500® Index	12/15/2023	3,125	(2,283,900)	(75)
(5)	S&P 500® Index	12/15/2023	3,400	(2,283,900)	(125)
(10)	S&P 500® Index	12/18/2023	4,375	(4,567,800)	(4,900)
(10)	S&P 500® Index	12/18/2023	4,500	(4,567,800)	(17,300)
(10)	S&P 500® Index	12/26/2023	4,550	(4,567,800)	(37,500)
(5)	S&P 500® Index	06/21/2024	3,075	(2,283,900)	(5,750)
(5)	S&P 500® Index	06/21/2024	3,125	(2,283,900)	(6,150)
(5)	S&P 500® Index	06/21/2024	3,150	(2,283,900)	(6,350)
(5)	S&P 500® Index	06/21/2024	3,250	(2,283,900)	(7,250)
(5)	S&P 500® Index	06/21/2024	3,300	(2,283,900)	(7,750)
(5)	S&P 500® Index	06/24/2024	3,375	(2,283,900)	(8,625)
(5)	S&P 500® Index	06/24/2024	3,500	(2,283,900)	(10,350)
(5)	S&P 500® Index	12/21/2024	3,600	(2,283,900)	(28,750)
(5)	S&P 500® Index	12/23/2024	3,500	(2,283,900)	(25,150)
(5)	S&P 500® Index	12/23/2024	3,650	(2,283,900)	(30,800)
					(199,425)

	TOTAL WRITTEN OPTIONS (Premiums Received- $1,552,157)				$(1,520,675)

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund
SUMMARY OF INVESTMENTS (Unaudited)
As of November 30, 2023

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Consumer Discretionary	3.1%
Consumer Staples	5.2%
Financials	3.1%
Health Care	6.4%
Industrials	5.7%
Technology	7.4%
Utilities	3.3%
Total Common Stocks	34.2%
Exchange-Traded Funds	60.3%
Purchased Options
Call Options	1.4%
Put Options	0.6%
Total Purchased Options	2.0%
Short Term Investments	1.6%
Total Investments	98.1%
Other Assets in Excess of Liabilities	1.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of November 30, 2023 (Unaudited)

			North Square
	North Square	North Square	Advisory Research	North Square
	Spectrum	Dynamic Small	Small Cap	Multi Strategy
	Alpha Fund	Cap Fund	Growth Fund	Fund
Assets
Investments, at cost	$2,520,744	$142,867,292	$7,523,293	$13,256,474
Investments in affiliated issuers, at cost	82,563,124	—	—	25,700,556
Investments, at value	$2,493,989	$153,657,405	$9,035,720	$13,708,918
Investments in affiliated issuers, at value	75,532,347	—	—	27,324,148
Receivable for fund shares sold	6,406	383,825	—	4,183
Receivable for investments sold	—	1,970,307	51,016	—
Dividends and interest receivable	2,591	266,218	3,080	2,905
Receivable for interest sold	—	—	—	—
Prepaid expenses	25,344	24,243	12,039	24,956
Total Assets	78,060,677	156,301,998	9,101,855	41,065,110

Liabilities
Payable for fund shares redeemed	17,516	30,875	—	17,320
Payable for investments purchased	—	2,792,358	58,647	—
Due to Advisor (Note 4)	13,128	72,226	826	178,876
Distribution fees (Note 8)	9,191	5,485	—	6,232
Shareholder servicing fees (Note 7)	—	12,932	—	308
Fund administration fees	19,683	5,348	1,284	2,360
Due to Trustees	6,464	6,648	844	3,266
Other accrued expenses	3,339	5,585	(8,180)	621
Total Liabilities	83,727	2,931,457	53,421	208,983

Net Assets	$77,976,950	$153,370,541	$9,048,434	$40,856,127

Net Assets consist of:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	88,516,997	152,436,925	10,906,386	38,285,069
Accumulated earnings (deficits)	(10,540,047)	933,616	(1,857,952)	2,571,058
Net Assets	$77,976,950	$153,370,541	$9,048,434	$40,856,127

Class A Shares:
Net assets applicable to shares outstanding	$46,324,546	$38,333,028		$31,143,344
Shares of beneficial interest issued and outstanding	7,195,083	3,105,723		2,042,267
Net asset value, redemption and offering price per share	$6.44	$12.34		$15.25
Maximum sales charge (5.75% of offering price)*	$0.39	$0.75		$0.93
Maximum offering price to public	$6.83	$13.10		$16.18

Class I Shares:
Net assets applicable to shares outstanding	$31,652,404	$115,037,513	$9,048,434	$9,712,783
Shares of beneficial interest issued and outstanding	3,754,943	9,313,210	845,994	584,041
Net asset value, redemption and offering price per share	$8.43	$12.35	$10.70	$16.63

*	No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES – Continued
As of November 30, 2023 (Unaudited)

	North Square			North Square
	Preferred	North Square	North Square	Trilogy
	and Income	Tactical Growth	Tactical	Alternative
	Securities Fund	Fund	Defensive Fund	Return Fund
Assets
Investments, at cost	$75,956,835	$389,547,658	$56,183,904	$19,115,370
Investments in affiliated issuers, at cost	—	—	—	—
Investments, at value	$77,462,514	$507,035,097	$57,226,305	$22,751,584
Cash	71,007	—	—	9,353
Receivable for fund shares sold	49,189	286,168	2,393	—
Receivable for investments sold	—	—	—	426,443
Dividends and interest receivable	873,052	848,609	162,938	27,939
Tax reclaims receivable	14,106	—	—	—
Receivable for interest sold	—	—	—	—
Deferred offering costs	—	1,706	225	136
Prepaid expenses	26,647	48,960	44,924	34,552
Total Assets	78,496,515	508,220,540	57,436,785	23,249,807

Liabilities
Options written, at value (premium received $0, $0, $0 and $1,552,157)	—	—	—	1,520,675
Payable for fund shares redeemed	19,308	460,018	103,774	58,969
Payable for investments purchased	836,200	24,173,269	—	—
Due to Advisor (Note 4)	40,855	388,161	55,937	11,054
Distribution fees (Note 8)	—	67,647	6,871	1,784
Shareholder servicing fees (Note 7)	—	80,108	1,287	2,293
Fund administration fees	4,882	73,749	6,014	2,544
Due to Trustees	5,109	43,624	6,257	1,947
Other accrued expenses	7	81,768	1,582	—
Total Liabilities	906,361	25,368,344	181,722	1,599,266

Net Assets	$77,590,154	$482,852,196	$57,255,063	$21,650,541

Net Assets consist of:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	78,285,897	365,606,968	66,777,510	19,957,494
Accumulated earnings (deficits)	(695,743)	117,245,228	(9,522,447)	1,693,047
Net Assets	$77,590,154	$482,852,196	$57,255,063	$21,650,541

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES – Continued
As of November 30, 2023 (Unaudited)

	North Square			North Square
	Preferred	North Square	North Square	Trilogy
	and Income	Tactical Growth	Tactical	Alternative
	Securities Fund	Fund	Defensive Fund	Return Fund
Class A Shares:
Net assets applicable to shares outstanding		$87,670,244	$20,007,190	$1,511,968
Shares of beneficial interest issued and outstanding		6,607,785	1,251,689	150,183
Net asset value, redemption and offering price per share		$13.27	$15.98	$10.07
Maximum sales charge (5.75% of offering price)*		0.27	0.98	0.61
Maximum offering price to public		$14.08	$16.96	$10.68

Class C Shares:
Net assets applicable to shares outstanding		$60,768,993	$3,331,068	$1,721,313
Shares of beneficial interest issued and outstanding		4,963,004	233,023	177,611
Net asset value, redemption and offering price per share		$12.24	$14.30	$9.69

Class I Shares:
Net assets applicable to shares outstanding	$77,590,154	$334,412,959	$33,916,805	$18,417,260
Shares of beneficial interest issued and outstanding	4,161,062	24,588,343	2,060,645	1,815,796
Net asset value, redemption and offering price per share	$18.65	$13.60	$16.46	$10.14

*	No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended November 30, 2023 (Unaudited)

			North Square
	North Square	North Square	Advisory Research	North Square
	Spectrum	Dynamic Small	Small Cap	Multi Strategy
	Alpha Fund	Cap Fund	Growth Fund	Fund
Investment Income
Dividend income	$11,356	$911,792	$16,814	$111,852
Dividend income from affiliated regulated investment companies	—	—	—	243,071
Interest income	24,648	40,565	2,102	12,632
Foreign dividend taxes withheld	—	(1,371)	(224)	—
Total investment income	36,004	950,986	18,692	367,555

Expenses
Advisor fees (Note 4)	77,514	524,758	33,375	100,620
Distribution fees - Class A (Note 8)	58,196	23,659	—	38,795
Transfer agent fees and expenses	47,528	2,498	1,389	18,712
Fund administration fees	22,078	29,685	2,776	12,649
Shareholder servicing fees - Class I (Note 7)	19,662	35,335	2,079	3,909
Shareholder servicing fees - Class A (Note 7)	18,948	14,195	500	9,563
Registration fees	17,261	14,360	8,967	18,239
Legal fees	9,186	12,408	1,353	5,014
Shareholder reporting fees	7,833	8,173	1,326	3,266
Trustees’ fees and expenses	6,792	9,826	762	3,774
Audit fees	5,928	7,978	725	3,166
Custody fees	3,997	16,849	6,482	3,617
Fund accounting fees	3,690	3,846	4,096	3,908
Chief compliance officer fees (Note 4)	2,863	4,024	408	1,690
Insurance	1,625	1,748	293	970
Pricing	9	1,733	760	45
Other expenses	8,120	8,425	2,216	4,793
Total expenses	311,230	719,500	67,507	232,730
Fees contractually recouped (waived) by Advisor	153,902	(119,956)	(22,813)	—
Affiliated fund fees waived (Note 3)	—	—	—	(67,381)
Net operating expenses	465,132	599,544	44,694	165,349
Net investment income (loss)	(429,128)	351,442	(26,002)	202,206

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	90,308	2,803,916	39,853	(60,914)
Affiliated issuers	(517,029)	—	—	(93,064)
Net realized gain (loss)	(426,721)	2,803,916	39,853	(153,978)
Net change in unrealized appreciation (depreciation) on:
Investments	(37,505)	8,382,686	25,810	1,136,027
Affiliated issuers	7,810,171	—	—	1,729,559
Net change in unrealized appreciation	7,772,666	8,382,686	25,810	2,865,586
Net realized and change in unrealized gain on investments and foreign currency	7,345,945	11,186,602	65,663	2,711,608
Net increase in net assets resulting from operations	$6,916,817	$11,538,044	$39,661	$2,913,814

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS – Continued
For the Six Months Ended November 30, 2023 (Unaudited)

	North Square			North Square
	Preferred	North Square	North Square	Trilogy
	and Income	Tactical Growth	Tactical	Alternative
	Securities Fund	Fund	Defensive Fund	Return Fund
Investment Income
Dividend income	$—	$3,599,389	$433,475	$393,136
Interest income	2,108,129	2,392,224	633,106	8,978
Total investment income	2,108,129	5,991,613	1,066,581	402,114

Expenses
Advisor fees (Note 4)	232,546	2,619,685	378,804	153,574
Distribution fees - Class A (Note 8)	—	111,686	26,043	1,881
Distribution fees - Class C (Note 8)	—	325,188	17,803	10,731
Shareholder servicing fees - Class A (Note 7)	—	37,792	8,020	671
Shareholder servicing fees - Class C (Note 7)	—	29,070	1,845	1,332
Shareholder servicing fees - Class I (Note 7)	6,201	144,743	25,757	14,870
Fund administration fees	17,387	144,606	18,433	8,393
Registration fees	12,930	34,401	30,992	32,353
Fund accounting fees	8,963	1,568	3,802	8,443
Custody fees	7,920	7,312	2,550	2,925
Legal fees	6,790	56,165	7,215	3,455
Trustees’ fees and expenses	4,959	40,688	5,010	2,497
Audit fees	4,544	37,891	4,950	1,982
Shareholder reporting fees	2,600	32,377	4,356	1,679
Chief compliance officer fees (Note 4)	2,265	19,679	2,657	978
Pricing	2,072	72	38	363
Transfer agent fees and expenses	1,981	89,349	15,877	4,993
Insurance	1,144	9,757	1,476	528
Interest expense	1,025	—	—	—
Other expenses	5,894	34,532	5,994	3,295
Total expenses	319,221	3,776,561	561,622	254,943
Fees contractually waived by Advisor	(18,208)	(187,222)	(2,869)	(73,303)
Net operating expenses	301,013	3,589,339	558,753	181,640
Net investment income	1,807,116	2,402,274	507,828	220,474

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	563,283	1,943,839	599,938	1,791,283
Written Options	—	—	—	199,405
Purchased Options	—	—	—	(1,870,375)
Net realized gain (loss)	563,283	1,943,839	599,938	120,313
Net change in unrealized appreciation (depreciation) on:
Investments	1,543,906	15,172,416	1,121,091	(1,134,618)
Written Options	—	—	—	(1,524,753)
Purchased Options	—	—	—	1,844,983
Net change in unrealized appreciation/depreciation	1,543,906	15,172,416	1,121,091	(814,388)
Net realized and change in unrealized gain (loss) on investments and foreign currency	2,107,189	17,116,255	1,721,029	(694,075)
Net increase (decrease) in net assets resulting from operations	$3,914,305	$19,518,529	$2,228,857	$(473,601)

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

			North Square Dynamic
	North Square Spectrum Alpha Fund		Small Cap Fund
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	November 30,	Year Ended	November 30,	Year Ended
	2023	May 31,	2023	May 31,
	(Unaudited)	2023	(Unaudited)	2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$(429,128)	$(812,532)	$351,442	$88,257
Net realized gain (loss) on investments	(426,721)	(2,151,362)	2,803,916	(8,373,513)
Net change in unrealized appreciation on investments	7,772,666	942,281	8,382,686	8,604,728
Net increase (decrease) in net assets resulting from operations	6,916,817	(2,021,613)	11,538,044	319,472

Distributions to Shareholders
Class A	—	(22,897,546)	—	—
Class I	—	(14,332,424)	—	(144,105)
Total distributions	—	(37,229,970)	—	(144,105)

Capital Transactions - Class A
Proceeds from shares sold	937,461	7,053,370	34,986,444	2,171,921
Reinvestment of distributions	—	22,246,331	—	—
Amount paid for shares redeemed	(3,349,798)	(16,827,207)	(730,127)	(897)
Total Class A	(2,412,337)	12,472,494	34,256,317	2,171,024

Capital Transactions - Class I
Proceeds from shares sold	2,946,176	7,353,382	34,764,761	16,279,335
Reinvestment of distributions	—	14,142,809	—	144,105
Amount paid for shares redeemed	(2,795,801)	(17,022,072)	(5,911,194)	(19,030,524)
Total Class I	150,375	4,474,119	28,853,567	(2,607,084)
Net increase (decrease) in net assets resulting from capital transactions	(2,261,962)	16,946,613	63,109,884	(436,060)
Total Increase (Decrease) in Net Assets	4,654,855	(22,304,970)	74,647,928	(260,693)

Net Assets
Beginning of period	73,322,095	95,627,065	78,722,613	78,983,306
End of period	$77,976,950	$73,322,095	$153,370,541	$78,722,613

Share Transactions - Class A
Shares sold	150,792	829,001	2,974,615	192,278
Shares issued in reinvestment of distributions	—	3,888,879	—	—
Shares redeemed	(535,034)	(2,363,447)	(61,089)	(81)
Total Class A	(384,242)	2,354,433	2,913,526	192,197

Share Transactions - Class I
Shares sold	349,090	645,904	2,935,873	1,459,087
Shares issued in reinvestment of distributions	—	1,892,698	—	13,486
Shares redeemed	(341,372)	(1,910,295)	(493,396)	(1,725,420)
Total Class I	7,718	628,307	2,442,477	(252,847)

Net increase (decrease) in shares outstanding	(376,524)	2,982,740	5,356,003	(60,650)

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Advisory Research
	Small Cap Growth Fund		North Square Multi Strategy Fund
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	November 30,	Year Ended	November 30,	Year Ended
	2023	May 31,	2023	May 31,
	(Unaudited)	2023	(Unaudited)	2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$(26,002)	$(82,205)	$202,206	$498,762
Net realized gain (loss) on investments	39,853	(2,744,623)	(153,978)	411,528
Net change in unrealized appreciation (depreciation) on investments	25,810	2,602,464	2,865,586	(1,313,522)
Net increase (decrease) in net assets resulting from operations	39,661	(224,364)	2,913,814	(403,231)

Distributions to Shareholders
Class A	—	—	—	(11,145,526)
Class I	—	(1,422,533)	—	(2,942,494)
Total distributions	—	(1,422,533)	—	(14,088,020)

Capital Transactions - Class A
Proceeds from shares sold	—	—	308,649	738,888
Reinvestment of distributions	—	—	—	10,547,243
Amount paid for shares redeemed	—	—	(1,871,506)	(7,158,912)
Total Class A	—	—	(1,562,857)	4,127,219

Capital Transactions - Class I
Proceeds from shares sold	4,597	127,723	1,505,777	1,494,455
Reinvestment of distributions	—	1,422,533	—	2,795,515
Amount paid for shares redeemed	(619,647)	(2,948,517)	(853,823)	(2,971,391)
Total Class I	(615,050)	(1,398,261)	651,954	1,318,579
Net increase (decrease) in net assets resulting from capital transactions	(615,050)	(1,398,261)	(910,903)	5,445,798
Total Increase (Decrease) in Net Assets	(575,389)	(3,045,158)	2,002,911	(9,045,453)

Net Assets
Beginning of period	9,623,823	12,668,981	38,853,216	47,898,669
End of period	$9,048,434	$9,623,823	$40,856,127	$38,853,216

Share Transactions - Class A
Shares sold	—	—	20,849	43,885
Shares issued in reinvestment of distributions	—	—	—	768,923
Shares redeemed	—	—	(126,792)	(453,934)
Total Class A	—	—	(105,943)	358,874

Share Transactions - Class I
Shares sold	389	10,855	91,490	85,628
Shares issued in reinvestment of distributions	—	143,328	—	187,270
Shares redeemed	(56,406)	(251,914)	(53,042)	(181,184)
Total Class I	(56,017)	(97,731)	38,448	91,714

Net increase (decrease) in shares outstanding	(56,017)	(97,731)	(67,495)	450,588

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Preferred and
	Income Securities Fund		North Square Tactical Growth Fund
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	November 30,	Year Ended	November 30,	Year Ended
	2023	May 31,	2023	May 31,
	(Unaudited)	2023	(Unaudited)	2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,807,116	$2,237,391	$2,402,274	$2,304,237
Net realized gain (loss) on investments	563,283	(3,641,960)	1,943,839	(4,588,324)
Net change in unrealized appreciation on investments	1,543,906	2,068,603	15,172,416	5,652,165
Net increase in net assets resulting from operations	3,914,305	664,034	19,518,529	3,368,078

Distributions to Shareholders
From Earnings
Class A	—	—	—	(6,201,137)
Class C	—	—	—	(5,450,763)
Class I	(1,754,701)	(6,332,839)	—	(21,970,764)
From Return of Capital
Class A	—	—	—	—
Class C	—	—	—	—
Class I	—	(702,036)	—	—
Total distributions	(1,754,701)	(7,034,875)	—	(33,622,664)

Capital Transactions - Class A
Proceeds from shares sold	—	—	13,020,403	13,490,738
Reinvestment of distributions	—	—	—	5,538,750
Amount paid for shares redeemed	—	—	(14,206,835)	(21,040,080)
Total Class A	—	—	(1,186,432)	(2,010,592)

Capital Transactions - Class C
Proceeds from shares sold	—	—	1,598,719	3,482,649
Reinvestment of distributions	—	—	—	5,253,219
Amount paid for shares redeemed	—	—	(14,690,781)	(16,655,724)
Total Class C	—	—	(13,092,062)	(7,919,856)

Capital Transactions - Class I
Proceeds from shares sold	38,359,307	24,571,282	36,996,221	48,246,899
Reinvestment of distributions	1,754,701	7,034,777	—	19,612,695
Amount paid for shares redeemed	(11,260,282)	(4,451,656)	(30,826,588)	(78,595,128)
Total Class I	28,853,726	27,154,403	6,169,633	(10,735,534)
Net increase (decrease) in net assets resulting from capital transactions	28,853,726	27,154,403	(8,108,861)	(20,665,982)
Total Increase (Decrease) in Net Assets	31,013,330	20,783,562	11,409,668	(50,920,568)

Net Assets
Beginning of period	46,576,824	25,793,262	471,442,528	522,363,096
End of period	$77,590,154	$46,576,824	$482,852,196	$471,442,528

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Preferred and
	Income Securities Fund		North Square Tactical Growth Fund
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	November 30,	Year Ended	November 30,	Year Ended
	2023	May 31,	2023	May 31,
	(Unaudited)	2023	(Unaudited)	2023
Share Transactions - Class A
Shares sold	—	—	999,967	1,049,522
Shares issued in reinvestment of distributions	—	—	—	463,009
Shares redeemed	—	—	(1,084,098)	(1,654,486)
Total Class A	—	—	(84,131)	(141,955)

Share Transactions - Class C
Shares sold	—	—	131,215	290,329
Shares issued in reinvestment of distributions	—	—	—	472,518
Shares redeemed	—	—	(1,216,523)	(1,401,591)
Total Class C	—	—	(1,085,308)	(638,744)

Share Transactions - Class I
Shares sold	2,071,402	1,228,402	2,744,953	3,677,139
Shares issued in reinvestment of distributions	95,764	383,811	—	1,603,170
Shares redeemed	(613,766)	(235,254)	(2,297,098)	(5,981,704)
Total Class I	1,553,400	1,376,959	447,855	(701,395)

Net increase (decrease) in shares outstanding	1,553,400	1,376,959	(721,584)	(1,482,094)

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Tactical		North Square Trilogy
	Defensive Fund		Alternative Return Fund
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	November 30,	Year Ended	November 30,	Year Ended
	2023	May 31,	2023	May 31,
	(Unaudited)	2023	(Unaudited)	2023
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$507,828	$244,754	$220,474	$352,372
Net realized gain (loss) on investments	599,938	(2,890,834)	120,313	3,912,188
Net change in unrealized appreciation (depreciation) on investments	1,121,091	(78,690)	(814,388)	(6,345,061)
Net increase (decrease) in net assets resulting from operations	2,228,857	(2,724,770)	(473,601)	(2,080,501)

Distributions to Shareholders
Class A	—	—	—	(14,948)
Class C	—	—	—	(11,435)
Class I	—	—	—	(251,864)
Total distributions	—	—	—	(278,247)

Capital Transactions - Class A
Proceeds from shares sold	727,104	1,747,369	543,771	246,217
Reinvestment of distributions	—	—	—	14,041
Amount paid for shares redeemed	(1,761,807)	(3,945,479)	(355,732)	(1,000,904)
Total Class A	(1,034,703)	(2,198,110)	188,039	(740,646)

Capital Transactions - Class C
Proceeds from shares sold	73,402	126,977	—	123,500
Reinvestment of distributions	—	—	—	11,435
Amount paid for shares redeemed	(871,022)	(3,072,893)	(906,455)	(963,079)
Total Class C	(797,620)	(2,945,916)	(906,455)	(828,144)

Capital Transactions - Class I
Proceeds from shares sold	1,909,400	6,910,086	369,806	1,549,213
Reinvestment of distributions	—	—	—	251,841
Amount paid for shares redeemed	(5,605,988)	(11,497,233)	(4,323,712)	(12,829,104)
Total Class I	(3,696,588)	(4,587,147)	(3,953,906)	(11,028,050)
Net decrease in net assets resulting from capital transactions	(5,528,911)	(9,731,173)	(4,672,322)	(12,596,840)
Total Decrease in Net Assets	(3,300,054)	(12,455,943)	(5,145,923)	(14,955,588)

Net Assets
Beginning of period	60,555,117	73,011,060	26,796,464	41,752,052
End of period	$57,255,063	$60,555,117	$21,650,541	$26,796,464

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Tactical		North Square Trilogy
	Defensive Fund		Alternative Return Fund
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	November 30,	Year Ended	November 30,	Year Ended
	2023	May 31,	2023	May 31,
	(Unaudited)	2023	(Unaudited)	2023
Share Transactions - Class A
Shares sold	45,900	111,610	53,566	23,265
Shares issued in reinvestment of distributions	—	—	—	1,342
Shares redeemed	(110,740)	(252,715)	(34,975)	(95,387)
Total Class A	(64,840)	(141,105)	18,591	(70,780)

Share Transactions - Class C
Shares sold	5,108	8,785	—	12,068
Shares issued in reinvestment of distributions	—	—	—	1,128
Shares redeemed	(61,396)	(219,884)	(92,257)	(94,484)
Total Class C	(56,288)	(211,099)	(92,257)	(81,288)

Share Transactions - Class I
Shares sold	115,543	425,109	36,513	148,125
Shares issued in reinvestment of distributions	—	—	—	23,956
Shares redeemed	(340,661)	(711,637)	(424,310)	(1,208,523)
Total Class I	(225,118)	(286,528)	(387,797)	(1,036,442)

Net decrease in shares outstanding	(346,246)	(638,732)	(461,463)	(1,188,510)

See accompanying Notes to Financial Statements.

North Square Spectrum Alpha Fund
FINANCIAL HIGHLIGHTS
Class A

(For a share outstanding during each period)

	For the
	Six Months
	Ended
	November 30,
	2023		For the Years Ended May 31,
	(Unaudited)		2023		2022		2021	2020	2019
Selected Per Share Data:
Net asset value, beginning of period	$5.88		$10.78		$15.36		$12.07	$13.89	$16.85

Investment operations:
Net investment loss(a)	(0.04)		(0.09	) (b)	(0.19	) (b)	(0.17)	(0.15)	(0.16	) (b)
Net realized and unrealized gain (loss)	0.60		(0.28)		(2.26)		5.34	0.44	(0.34)
Total from investment operations	0.56		(0.37)		(2.45)		5.17	0.29	(0.50)

Less distributions:
From net realized gains	—		(4.53)		(2.13)		(1.88)	(2.11)	(2.46)
Total distributions	—		(4.53)		(2.13)		(1.88)	(2.11)	(2.46)

Net asset value, end of period	$6.44		$5.88		$10.78		$15.36	$12.07	$13.89

Total Return(c)	9.52	% (d)	(2.25)%		(19.05)%		43.47%	1.16%	(1.96)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$46,325		$44,532		$56,319		$87,291	$73,973	$109,749
Ratio of expenses to average net assets:
Before fee waived and expenses absorbed(e)	0.89	% (f)	0.92%		1.34%		1.75%	2.06%	1.46%
After fees waived and expenses absorbed(e)	1.30	% (f)	1.30%		1.36	% (g)	1.39%	1.39%	1.38%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed(e)	(0.79	)% (f)	(0.70)%		(1.29)%		(1.54)%	(1.78)%	(1.08)%
After fees waived and expenses absorbed(e)	(1.21	)% (f)	(1.07)%		(1.31)%		(1.18)%	(1.11)%	(1.00)%
Portfolio turnover rate(h)	2	% (d)	7%		104%		33%	38%	31%

(a)	Based on average shares outstanding for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(c)	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not reflect sales load.

(d)	Not annualized.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	Annualized.

(g)	Effective January 11, 2022, the expense cap decreased from 1.39% to 1.30%.

(h)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Spectrum Alpha Fund
FINANCIAL HIGHLIGHTS
Class I

(For a share outstanding during each period)

	For the
	Six Months
	Ended
	November 30,
	2023		For the Years Ended May 31,
	(Unaudited)		2023		2022		2021		2020	2019
Selected Per Share Data:
Net asset value, beginning of period	$7.68		$12.60		$17.59		$13.58		$15.35	$18.29

Investment operations:
Net investment loss(a)	(0.04)		(0.08	) (b)	(0.17	) (b)	(0.15)		(0.13)	(0.13	) (b)
Net realized and unrealized gain (loss)	0.79		(0.31)		(2.69)		6.04		0.47	(0.35)
Total from investment operations	0.75		(0.39)		(2.86)		5.89		0.34	(0.48)

Less distributions:
From net realized gains	—		(4.53)		(2.13)		(1.88)		(2.11)	(2.46)
Total distributions	—		(4.53)		(2.13)		(1.88)		(2.11)	(2.46)

Net asset value, end of period	$8.43		$7.68		$12.60		$17.59		$13.58	$15.35

Total Return(c)	9.77	% (d)	(2.08)%		(18.90)%		43.92%		1.41%	(1.67)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$31,652		$28,790		$39,308		$61,121		$40,165	$64,501
Ratio of expenses to average net assets:
Before fee waived and expenses absorbed(e)	0.68	% (f)	0.72%		1.12%		1.51	% (g)	1.78%	1.22%
After fees waived and expenses absorbed(e)	1.05	% (f)	1.05%		1.11	% (h)	1.08%		1.14%	1.14%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed(e)	(0.59	)% (f)	(0.48)%		(1.07)%		(1.31	)% (g)	(1.50)%	(0.84)%
After fees waived and expenses absorbed(e)	(0.96	)% (f)	(0.81)%		(1.06)%		(0.87)%		(0.86)%	(0.75)%
Portfolio turnover rate(i)	2	% (d)	7%		104%		33%		38%	31%

(a)	Based on average shares outstanding for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(c)	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	Annualized.

(g)	Ratios exclude the 12b-1 refund.

(h)	Effective January 11, 2022, the expense cap decreased from 1.14% to 1.05%.

(i)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
FINANCIAL HIGHLIGHTS
Class A

(For a share outstanding during each period)

	For the
	Six Months
	Ended		For the
	November 30,		Period Ended
	2023		May 31,
	(Unaudited)		2023(a)
Selected Per Share Data:
Net asset value, beginning of period	$11.15		$11.26

Investment operations:
Net investment income(b)	0.04		0.03
Net realized and unrealized gain (loss)	1.15		(0.14	) (c)
Total from investment operations	1.19		(0.11)

Less distributions:
Total distributions	—		—

Net asset value, end of period	$12.34		$11.15

Total Return(d)	10.67	% (e)	(0.98	)% (e)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$38,333		$2,143
Ratio of expenses to average net assets:
Before fee waived and expenses absorbed	1.51	% (f)	1.54	% (f)
After fees waived and expenses absorbed	1.24	% (f)	1.24	% (f)
Ratio of net investment gain to average net assets:
Before fees waived and expenses absorbed	0.33	% (f)	2.99	% (f)
After fees waived and expenses absorbed	0.60	% (f)	3.29	% (f)
Portfolio turnover rate(g)	99	% (e)	188	% (e)

(a)	For the period May 1, 2023 (commencement of operations) to May 31, 2023.

(b)	Based on average shares outstanding for the period.

(c)	The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expense structure, and/or fluctuating market value of the investments of the Fund.

(d)	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not reflect sales load.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
FINANCIAL HIGHLIGHTS
Class I

(For a share outstanding during each period)

	For the
	Six Months
	Ended
	November 30,
	2023		For the Years Ended May 31,
	(Unaudited)		2023	2022		2021	2020	2019
Selected Per Share Data:
Net asset value, beginning of period	$11.15		$11.09	$18.27		$11.46	$11.54	$15.14

Investment operations:
Net investment income (loss)(a)	0.04		0.01	0.01		(0.04)	0.02	(0.01)
Net realized and unrealized gain (loss)	1.16		0.07	(1.00)		7.14	(0.07)	(1.31)
Total from investment operations	1.20		0.08	(0.99)		7.10	(0.05)	(1.32)

Less distributions:
Net investment income	—		(0.02)	—		(0.01)	(0.03)	—
From net realized gains	—		—	(6.19)		(0.28)	—	(2.28)
Total distributions	—		(0.02)	(6.19)		(0.29)	(0.03)	(2.28)

Net asset value, end of period	$12.35		$11.15	$11.09		$18.27	$11.46	$11.54

Total Return(b)	10.76	% (c)	0.76%	(10.43)%		62.34%	(0.44)%	(8.42)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$115,038		$76,580	$78,983		$20,369	$15,500	$20,389
Ratio of expenses to average net assets:
Before fee waived and expenses absorbed	1.18	% (d)	1.33%	1.36%		1.67%	2.23%	2.02%
After fees waived and expenses absorbed	0.99	% (d)	0.99%	1.00	% (e)	1.15%	1.15%	1.15%
Ratio of net investment gain (loss) to average net assets:
Before fees waived and expenses absorbed	0.41	% (d)	(0.21)%	(0.30)%		(0.82)%	(0.91)%	(0.91)%
After fees waived and expenses absorbed	0.60	% (d)	0.12%	0.06%		(0.30)%	0.17%	(0.04)%
Portfolio turnover rate(f)	99	% (c)	188%	177%		179%	170%	133%

(a)	Based on average shares outstanding for the period.

(b)	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Effective July 1, 2021, the expense cap decreased from 1.15% to 0.99%.

(f)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Advisory Research Small Cap Growth Fund
FINANCIAL HIGHLIGHTS
Class I

(For a share outstanding during each period)

	For the
	Six Months
	Ended
	November 30,
	2023		For the Years Ended May 31,
	(Unaudited)		2023	2022		2021	2020	2019
Selected Per Share Data:
Net asset value, beginning of period	$10.67		$12.67	$20.91		$16.24	$13.94	$13.16

Investment operations:
Net investment income (loss)(a)	(0.03)		(0.09)	(0.10)		(0.06)	0.03	— (b)
Net realized and unrealized gain (loss)	0.06		(0.25)	(1.54)		5.82	3.00	0.88
Total from investment operations	0.03		(0.34)	(1.64)		5.76	3.03	0.88

Less distributions:
Net investment income	—		—	—		(0.03)	(0.01)	—
From net realized gains	—		(1.66)	(6.60)		(1.06)	(0.72)	(0.10)
Total distributions	—		(1.66)	(6.60)		(1.09)	(0.73)	(0.10)

Net asset value, end of period	$10.70		$10.67	$12.67		$20.91	$16.24	$13.94

Total Return(c)	0.28	% (d)	(1.74)%	(16.88)%		35.93%	22.05%	6.80%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,048		$9,624	$12,669		$12,463	$12,191	$13,823
Ratio of expenses to average net assets:
Before fee waived and expenses absorbed	1.42	% (e)	1.36%	1.37%		1.45%	1.88%	2.04%
After fees waived and expenses absorbed	0.94	% (e)	0.94%	0.95	% (f)	0.95%	0.95%	0.95%
Ratio of net investment gain (loss) to average net assets:
Before fees waived and expenses absorbed	(1.03	)% (e)	(1.15)%	(1.00)%		(0.79)%	(0.74)%	(1.10)%
After fees waived and expenses absorbed	(0.55	)% (e)	(0.73)%	(0.58)%		(0.29)%	0.19%	(0.01)%
Portfolio turnover rate(g)	108	% (d)	182%	230%		9%	18%	18%

(a)	Based on average shares outstanding for the period.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not reflect sales load.

(d)	Not annualized.

(e)	Annualized.

(f)	Effective January 11, 2022, the expense cap decreased from 0.95% to 0.94%.

(g)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Multi Strategy Fund
FINANCIAL HIGHLIGHTS
Class A

(For a share outstanding during each period)

	For the
	Six Months
	Ended
	November 30,
	2023		For the Years Ended May 31,
	(Unaudited)		2023	2022	2021	2020	2019
Selected Per Share Data:
Net asset value, beginning of period	$14.17		$21.10	$23.57	$16.93	$16.92	$26.95

Investment operations:
Net investment income (loss)(a)(b)	0.07		0.19	1.98	(0.09)	(0.05)	(0.06)
Net realized and unrealized gain (loss)	1.01		(0.53)	(2.97)	6.73	1.25	(1.60)
Total from investment operations	1.08		(0.34)	(0.99)	6.64	1.20	(1.66)

Less distributions:
Net investment income	—		(2.11)	—	—	(1.19)	—
From net realized gains	—		(4.48)	(1.48)	—	—	(8.37)
Total distributions	—		(6.59)	(1.48)	—	(1.19)	(8.37)

Net asset value, end of period	$15.25		$14.17	$21.10	$23.57	$16.93	$16.92

Total Return(c)	7.62	% (d)	(0.57)%	(4.94)%	39.20%	6.63%	(4.88)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$31,143		$30,433	$37,762	$45,140	$35,278	$33,287
Ratio of expenses to average net assets:
Before fee waived and expenses absorbed(e)(f)	1.21	% (g)	1.23%	0.79%	0.92%	1.34%	0.82%
After fees waived and expenses absorbed(e)(f)	0.88	% (g)	0.92%	0.79%	1.13%	1.20%	1.00%
Ratio of net investment gain (loss) to average net assets:
Before fees waived and expenses absorbed(e)	0.62	% (g)	0.79%	8.41%	(0.23)%	(0.40)%	(0.09)%
After fees waived and expenses absorbed(e)	0.95	% (g)	1.10%	8.41%	(0.44)%	(0.26)%	(0.27)%
Portfolio turnover rate(h)	8	% (d)	13%	65%	15%	7%	17%

(a)	Based on average shares outstanding for the period.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not reflect sales load.

(d)	Not annualized.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	The Advisor does not receive management fees for Fund assets invested in other series of the Trust advised by the Advisor (affiliated investments).

(g)	Annualized.

(h)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Multi Strategy Fund
FINANCIAL HIGHLIGHTS
Class I

(For a share outstanding during each period)

	For the
	Six Months
	Ended
	November 30,
	2023		For the Years Ended May 31,
	(Unaudited)		2023	2022	2021		2020	2019
Selected Per Share Data:
Net asset value, beginning of period	$15.43		$22.33	$24.83	$17.73		$17.59	$27.53

Investment operations:
Net investment income (loss)(a)(b)	0.10		0.25	2.22	0.06		(0.01)	0.02
Net realized and unrealized gain (loss)	1.10		(0.56)	(3.24)	7.04		1.36	(1.59)
Total from investment operations	1.20		(0.31)	(1.02)	7.10		1.35	(1.57)

Less distributions:
Net investment income	—		(2.11)	—	—		(1.21)	—
From net realized gains	—		(4.48)	(1.48)	—		—	(8.37)
Total distributions	—		(6.59)	(1.48)	—		(1.21)	(8.37)

Net asset value, end of period	$16.63		$15.43	$22.33	$24.83		$17.73	$17.59

Total Return(c)	7.78	% (d)	(0.38)%	(4.79)%	40.07%		7.17%	(4.23)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,713		$8,420	$10,136	$10,592		$5,851	$12,919
Ratio of expenses to average net assets:
Before fee waived and expenses absorbed(e)(f)	0.98	% (g)	0.99%	0.54%	0.67	% (h)	0.92%	0.44%
After fees waived and expenses absorbed(e)(f)	0.65	% (g)	0.68%	0.54%	0.43%		0.90%	0.62%
Ratio of net investment gain (loss) to average net assets:
Before fees waived and expenses absorbed(e)	0.85	% (g)	1.03%	8.92%	0.05	% (h)	(0.10)%	0.29%
After fees waived and expenses absorbed(e)	1.19	% (g)	1.34%	8.92%	0.29%		(0.08)%	0.10%
Portfolio turnover rate(i)	8	% (d)	13%	65%	15%		7%	17%

(a)	Based on average shares outstanding for the period.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	The Advisor does not receive management fees for Fund assets invested in other series of the Trust advised by the Advisor (affiliated investments).

(g)	Annualized.

(h)	Ratios exclude the 12b-1 refund.

(i)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Preferred and Income Securities Fund
FINANCIAL HIGHLIGHTS
Class I

(For a share outstanding during each period)

	For the
	Six Months
	Ended
	November 30,
	2023		For the Years Ended May 31,
	(Unaudited)		2023	2022		2021		2020	2019
Selected Per Share Data:
Net asset value, beginning of period	$17.86		$20.96	$23.32		$17.47		$16.25	$15.65

Investment operations:
Net investment income(a)	0.54		1.09	0.41		0.21		0.24	0.24
Net realized and unrealized gain (loss)	0.75		(0.89)	(0.55)		6.18		1.28	0.82
Total from investment operations	1.29		0.20	(0.14)		6.39		1.52	1.06

Less distributions:
Net investment income	(0.50)		(0.65)	(0.38)		(0.18)		(0.25)	(0.24)
From net realized gains	—		(2.31)	(1.84)		(0.36)		(0.05)	(0.22)
From return of capital	—		(0.34)	—		—		—	—
Total distributions	(0.50)		(3.30)	(2.22)		(0.54)		(0.30)	(0.46)

Net asset value, end of period	$18.65		$17.86	$20.96		$23.32		$17.47	$16.25

Total Return(b)	7.25	% (c)	1.25%	(1.49)%		37.06%		9.35%	6.94%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$77,590		$46,577	$25,793		$16,186		$11,146	$12,014
Ratio of expenses to average net assets:
Before fee waived and expenses absorbed	1.03	% (d)	1.20%	1.27%		1.44	% (e)	1.89%	2.38%
After fees waived and expenses absorbed	0.97	% (d)	0.97%	0.99	% (f)	1.00%		1.00%	1.00%
Ratio of net investment gain to average net assets:
Before fees waived and expenses absorbed	5.77	% (d)	5.41%	1.50%		0.59	% (e)	0.47%	0.18%
After fees waived and expenses absorbed	5.83	% (d)	5.64%	1.78%		1.03%		1.36%	1.56%
Portfolio turnover rate	42	% (c)	260%	179%		28%		18%	15%

(a)	Based on average shares outstanding for the period.

(b)	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratios exclude the 12b-1 refund.

(f)	Effective January 11, 2022, the expense cap decreased from 1.00% to 0.97%.

See accompanying Notes to Financial Statements.

North Square Tactical Growth Fund
FINANCIAL HIGHLIGHTS
Class A

(For a share outstanding during each period)

	For the
	Six Months
	Ended
	November 30,
	2023		For the Years Ended May 31,
	(Unaudited)		2023	2022(a)	2021	2020	2019
Selected Per Share Data:
Net asset value, beginning of period	$12.74		$13.59	$15.15	$11.81	$11.62	$12.33

Investment operations:
Net investment income (loss)(b)(c)	0.06		0.06	(0.03)	(0.09)	0.05	(0.01)
Net realized and unrealized gain (loss)	0.47		0.02	(0.80)	3.43	0.72	(0.40)
Total from investment operations	0.53		0.08	(0.83)	3.34	0.77	(0.41)

Less distributions:
Net investment income	—		(0.06)	—	—	(0.06)	—
From net realized gains	—		(0.87)	(0.73)	—	(0.52)	(0.30)
Total distributions	—		(0.93)	(0.73)	—	(0.58)	(0.30)

Net asset value, end of period	$13.27		$12.74	$13.59	$15.15	$11.81	$11.62

Total Return(d)	4.16	% (e)	1.04%	(5.93)%	28.28%	6.53%	(3.22)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$87,670		$85,244	$92,843	$97,180	$81,511	$85,250
Ratio of expenses to average net assets:
Before fee waived and expenses absorbed(f)	1.62	% (g)	1.74%	1.61%	1.55%	1.56%	1.57%
After fees waived and expenses absorbed(f)	1.55	% (g)	1.55%	1.55%	1.55%	1.55%	1.55%
Ratio of net investment gain (loss) to average net assets:
Before fees waived and expenses absorbed(f)	0.85	% (g)	0.24%	(0.27)%	(0.70)%	0.39%	(0.07)%
After fees waived and expenses absorbed(f)	0.93	% (g)	0.43%	(0.21)%	(0.70)%	0.40%	(0.05)%
Portfolio turnover rate(h)	47	% (e)	96%	67%	79%	128%	120%

(a)	Effective June 11, 2021 the Stadion Tactical Growth Fund Class A converted to the North Square Tactical Growth Fund Class A. See Note 1.

(b)	Based on average shares outstanding for the period.

(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not reflect sales load.

(e)	Not annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Annualized.

(h)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Tactical Growth Fund
FINANCIAL HIGHLIGHTS
Class C

(For a share outstanding during each period)

	For the
	Six Months
	Ended
	November 30,
	2023		For the Years Ended May 31,
	(Unaudited)		2023		2022(a)	2021	2020		2019
Selected Per Share Data:
Net asset value, beginning of period	$11.80		$12.69		$14.30	$11.24	$11.14		$11.92

Investment operations:
Net investment income (loss)(b)(c)	0.01		(0.04	) (d)	(0.13)	(0.19)	(0.04	) (d)	(0.10	) (d)
Net realized and unrealized gain (loss)	0.43		0.03		(0.75)	3.25	0.69		(0.38)
Total from investment operations	0.44		(0.01)		(0.88)	3.06	0.65		(0.48)

Less distributions:
Net investment income	—		(0.01)		—	—	(0.03)		—
From net realized gains	—		(0.87)		(0.73)	—	(0.52)		(0.30)
Total distributions	—		(0.88)		(0.73)	—	(0.55)		(0.30)

Net asset value, end of period	$12.24		$11.80		$12.69	$14.30	$11.24		$11.14

Total Return(e)	3.73	% (f)	0.31%		(6.61)%	27.22%	5.73%		(3.92)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$60,769		$71,369		$84,867	$106,291	$95,291		$104,812
Ratio of expenses to average net assets:
Before fee waived and expenses absorbed(g)	2.38	% (h)	2.50%		2.37%	2.31%	2.33%		2.32%
After fees waived and expenses absorbed(g)	2.30	% (h)	2.30%		2.30%	2.30%	2.30%		2.30%
Ratio of net investment gain (loss) to average net assets:
Before fees waived and expenses absorbed(g)	0.10	% (h)	(0.51)%		(1.02)%	(1.46)%	(0.36)%		(0.85)%
After fees waived and expenses absorbed(g)	0.18	% (h)	(0.31)%		(0.95)%	(1.45)%	(0.33)%		(0.83)%
Portfolio turnover rate(i)	47	% (f)	96%		67%	79%	128%		120%

(a)	Effective June 11, 2021 the Stadion Tactical Growth Fund Class C converted to the North Square Tactical Growth Fund Class C. See Note 1.

(b)	Based on average shares outstanding for the period.

(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expense structure, and/or fluctuating market value of the investments of the Fund.

(e)	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not reflect sales load.

(f)	Not annualized.

(g)	Does not include expenses of the investment companies in which the Fund invests.

(h)	Annualized.

(i)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Tactical Growth Fund
FINANCIAL HIGHLIGHTS
Class I

(For a share outstanding during each period)

	For the
	Six Months
	Ended
	November 30,
	2023		For the Years Ended May 31,
	(Unaudited)		2023	2022(a)	2021	2020	2019
Selected Per Share Data:
Net asset value, beginning of period	$13.04		$13.87	$15.42	$12.00	$11.77	$12.46

Investment operations:
Net investment income (loss)(b)(c)	0.08		0.09	0.01	(0.06)	0.08	0.02 (d)
Net realized and unrealized gain (loss)	0.48		0.03	(0.83)	3.48	0.74	(0.41)
Total from investment operations	0.56		0.12	(0.82)	3.42	0.82	(0.39)

Less distributions:
Net investment income	—		(0.08)	—	— (e)	(0.07)	—
From net realized gains	—		(0.87)	(0.73)	—	(0.52)	(0.30)
Total distributions	—		(0.95)	(0.73)	—	(0.59)	(0.30)

Net asset value, end of period	$13.60		$13.04	$13.87	$15.42	$12.00	$11.77

Total Return(f)	4.29	% (g)	1.33%	(5.71)%	28.53%	6.88%	(3.02)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$334,413		$314,829	$344,653	$391,964	$314,646	$337,265
Ratio of expenses to average net assets:
Before fee waived and expenses absorbed(h)	1.38	% (i)	1.50%	1.38%	1.33%	1.34%	1.33%
After fees waived and expenses absorbed(h)	1.30	% (i)	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment gain (loss) to average net assets:
Before fees waived and expenses absorbed(h)	1.09	% (i)	0.48%	(0.03)%	(0.48)%	0.62%	0.13%
After fees waived and expenses absorbed(h)	1.17	% (i)	0.68%	0.05%	(0.45)%	0.66%	0.16%
Portfolio turnover rate(j)	47	% (g)	96%	67%	79%	128%	120%

(a)	Effective June 11, 2021 the Stadion Tactical Growth Fund Class I converted to the North Square Tactical Growth Fund Class I. See Note 1.

(b)	Based on average shares outstanding for the period.

(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expense structure, and/or fluctuating market value of the investments of the Fund.

(e)	Rounds to less than $0.005 per share.

(f)	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(g)	Not annualized.

(h)	Does not include expenses of the investment companies in which the Fund invests.

(i)	Annualized.

(j)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Tactical Defensive Fund
FINANCIAL HIGHLIGHTS
Class A

(For a share outstanding during each period)

	For the
	Six Months
	Ended
	November 30,
	2023		For the Years Ended May 31,
	(Unaudited)		2023	2022(a)	2021	2020	2019
Selected Per Share Data:
Net asset value, beginning of period	$15.42		$16.05	$16.00	$12.41	$13.52	$13.26

Investment operations:
Net investment income (loss)(b)(c)	0.13		0.05	(0.11)	(0.10)	0.07	0.03
Net realized and unrealized gain (loss)	0.43		(0.68)	0.16	3.69	(1.12)	0.23
Total from investment operations	0.56		(0.63)	0.05	3.59	(1.05)	0.26

Less distributions:
Net investment income	—		—	—	—	(0.06)	—
Total distributions	—		—	—	—	(0.06)	—

Net asset value, end of period	$15.98		$15.42	$16.05	$16.00	$12.41	$13.52

Total Return(d)	3.63	% (e)	(3.93)%	0.30%	28.93%	(7.85)%	1.96%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$20,007		$20,302	$23,392	$21,542	$18,526	$24,231
Ratio of expenses to average net assets:
Before fee waived and expenses absorbed(f)	1.99	% (g)	1.97%	1.86%	1.87%	1.85%	1.84%
After fees waived and expenses absorbed(f)	1.95	% (g)	1.95%	1.86%	1.87%	1.85%	1.84%
Ratio of net investment gain (loss) to average net assets:
Before fees waived and expenses absorbed(f)	1.54	% (g)	0.25%	(0.65)%	(0.71)%	0.47%	0.26%
After fees waived and expenses absorbed(f)	1.58	% (g)	0.29%	(0.65)%	(0.71)%	0.47%	0.26%
Portfolio turnover rate(h)	215	% (e)	677%	289%	350%	522%	396%

(a)	Effective June 11, 2021 the Stadion Tactical Defensive Fund Class A converted to the North Square Tactical Defensive Fund Class A. See Note 1.

(b)	Based on average shares outstanding for the period.

(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not reflect sales load.

(e)	Not annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Annualized.

(h)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Tactical Defensive Fund
FINANCIAL HIGHLIGHTS
Class C

(For a share outstanding during each period)

	For the
	Six Months
	Ended
	November 30,
	2023		For the Years Ended May 31,
	(Unaudited)		2023		2022(a)	2021	2020		2019
Selected Per Share Data:
Net asset value, beginning of period	$13.84		$14.52		$14.59	$11.40	$12.51		$12.36

Investment operations:
Net investment income (loss)(b)(c)	0.06		(0.07	) (d)	(0.21)	(0.19)	(0.03	) (d)	(0.08	) (d)
Net realized and unrealized gain (loss)	0.40		(0.61)		0.14	3.38	(1.03)		0.23
Total from investment operations	0.46		(0.68)		(0.07)	3.19	(1.06)		0.15

Less distributions:
Net investment income	—		—		—	—	(0.05)		—
Total distributions	—		—		—	—	(0.05)		—

Net asset value, end of period	$14.30		$13.84		$14.52	$14.59	$11.40		$12.51

Total Return(e)	3.32	% (f)	(4.68)%		(0.49)%	27.98%	(8.54)%		1.21%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,331		$4,005		$7,265	$11,711	$13,586		$19,151
Ratio of expenses to average net assets:
Before fee waived and expenses absorbed(g)	2.73	% (h)	2.74%		2.62%	2.62%	2.61%		2.59%
After fees waived and expenses absorbed(g)	2.70	% (h)	2.70%		2.62%	2.62%	2.61%		2.59%
Ratio of net investment gain (loss) to average net assets:
Before fees waived and expenses absorbed(g)	0.81	% (h)	(0.52)%		(1.37)%	(1.42)%	(0.24)%		(0.64)%
After fees waived and expenses absorbed(g)	0.82	% (h)	(0.48)%		(1.37)%	(1.42)%	(0.24)%		(0.64)%
Portfolio turnover rate(i)	215	% (f)	677%		289%	350%	522%		396%

(a)	Effective June 11, 2021 the Stadion Tactical Defensive Fund Class C converted to the North Square Tactical Defensive Fund Class C. See Note 1.

(b)	Based on average shares outstanding for the period.

(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expense structure, and/or fluctuating market value of the investments of the Fund.

(e)	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not reflect sales load.

(f)	Not annualized.

(g)	Does not include expenses of the investment companies in which the Fund invests.

(h)	Annualized.

(i)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Tactical Defensive Fund
FINANCIAL HIGHLIGHTS
Class I

(For a share outstanding during each period)

	For the
	Six Months
	Ended
	November 30,
	2023		For the Years Ended May 31,
	(Unaudited)		2023	2022(a)	2021	2020	2019
Selected Per Share Data:
Net asset value, beginning of period	$15.86		$16.47	$16.39	$12.69	$13.79	$13.50

Investment operations:
Net investment income (loss)(b)(c)	0.15		0.09	(0.07)	(0.07)	0.09	0.03
Net realized and unrealized gain (loss)	0.45		(0.70)	0.15	3.77	(1.13)	0.26
Total from investment operations	0.60		(0.61)	0.08	3.70	(1.04)	0.29

Less distributions:
Net investment income	—		—	—	—	(0.06)	—
Total distributions	—		—	—	—	(0.06)	—

Net asset value, end of period	$16.46		$15.86	$16.47	$16.39	$12.69	$13.79

Total Return(d)	3.78	% (e)	(3.70)%	0.46%	29.16%	(7.61)%	2.15%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$33,917		$36,249	$42,354	$44,999	$46,311	$54,684
Ratio of expenses to average net assets:
Before fee waived and expenses absorbed(f)	1.66	% (g)	1.77%	1.66%	1.68%	1.66%	1.64%
After fees waived and expenses absorbed(f)	1.70	% (g)	1.70%	1.66%	1.68%	1.66%	1.64%
Ratio of net investment gain (loss) to average net assets:
Before fees waived and expenses absorbed(f)	1.86	% (g)	0.47%	(0.44)%	(0.50)%	0.65%	0.21%
After fees waived and expenses absorbed(f)	1.82	% (g)	0.53%	(0.44)%	(0.50)%	0.65%	0.21%
Portfolio turnover rate(h)	215	% (e)	677%	289%	350%	522%	396%

(a)	Effective June 11, 2021 the Stadion Tactical Defensive Fund Class I converted to the North Square Tactical Defensive Fund Class I. See Note 1.

(b)	Based on average shares outstanding for the period.

(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Annualized.

(h)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund
FINANCIAL HIGHLIGHTS
Class A

(For a share outstanding during each period)

	For the
	Six Months
	Ended
	November 30,
	2023		For the Years Ended May 31,
	(Unaudited)		2023	2022(a)	2021	2020	2019
Selected Per Share Data:
Net asset value, beginning of period	$10.27		$10.99	$11.67	$10.72	$10.37	$10.94

Investment operations:
Net investment income(b)(c)	0.08		0.11	0.02	0.06	0.13	0.17
Net realized and unrealized gain (loss)	(0.28)		(0.74)	(0.68)	0.98	0.39	(0.62)
Total from investment operations	(0.20)		(0.63)	(0.66)	1.04	0.52	(0.45)

Less distributions:
Net investment income	—		(0.09)	(0.02)	(0.08)	(0.17)	(0.12)
From net realized gains	—		—	—	(0.01)	—	—
Total distributions	—		(0.09)	(0.02)	(0.09)	(0.17)	(0.12)

Net asset value, end of period	$10.07		$10.27	$10.99	$11.67	$10.72	$10.37

Total Return(d)	(1.95	)% (e)	(5.72)%	(5.69)%	9.74%	5.04%	(4.13)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,512		$1,351	$2,224	$2,708	$2,659	$4,733
Ratio of expenses to average net assets:
Before fee waived and expenses absorbed(f)	2.18	% (g)	2.09%	1.87%	1.97%	1.89%	1.94%
After fees waived and expenses absorbed(f)	1.63	% (g)	1.63%	1.63%	1.63%	1.63%	1.63%
Ratio of net investment gain (loss) to average net assets:
Before fees waived and expenses absorbed(f)	1.03	% (g)	0.57%	(0.06)%	0.22%	0.95%	1.27%
After fees waived and expenses absorbed(f)	1.58	% (g)	1.02%	0.18%	0.56%	1.21%	1.58%
Portfolio turnover rate(h)	1	% (e)	8%	16%	11%	21%	5%

(a)	Effective June 11, 2021 the Stadion Trilogy Alternative Return Fund Class A converted to the North Square Trilogy Alternative Return Fund Class A. See Note 1.

(b)	Based on average shares outstanding for the period.

(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not reflect sales load.

(e)	Not annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Annualized.

(h)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund
FINANCIAL HIGHLIGHTS
Class C

(For a share outstanding during each period)

	For the
	Six Months
	Ended
	November 30,
	2023		For the Years Ended May 31,
	(Unaudited)		2023	2022(a)	2021	2020	2019
Selected Per Share Data:
Net asset value, beginning of period	$9.92		$10.65	$11.38	$10.47	$10.14	$10.73

Investment operations:
Net investment income (loss)(b)(c)	0.05		0.03	(0.06)	(0.02)	0.04	0.07
Net realized and unrealized gain (loss)	(0.28)		(0.72)	(0.67)	0.96	0.40	(0.59)
Total from investment operations	(0.23)		(0.69)	(0.73)	0.94	0.44	(0.52)

Less distributions:
Net investment income	—		(0.04)	—	(0.03)	(0.11)	(0.07)
From net realized gains	—		—	—	— (d)	—	—
Total distributions	—		(0.04)	—	(0.03)	(0.11)	(0.07)

Net asset value, end of period	$9.69		$9.92	$10.65	$11.38	$10.47	$10.14

Total Return(e)	(2.32	)% (f)	(6.49)%	(6.41)%	8.97%	4.34%	(4.84)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,721		$2,678	$3,739	$4,789	$5,384	$7,460
Ratio of expenses to average net assets:
Before fee waived and expenses absorbed(g)	2.97	% (h)	2.87%	2.65%	2.73%	2.68%	2.63%
After fees waived and expenses absorbed(g)	2.38	% (h)	2.38%	2.38%	2.38%	2.38%	2.38%
Ratio of net investment gain (loss) to average net assets:
Before fees waived and expenses absorbed(g)	0.37	% (h)	(0.23)%	(0.84)%	(0.52)%	0.13%	0.43%
After fees waived and expenses absorbed(g)	0.96	% (h)	0.27%	(0.57)%	(0.17)%	0.43%	0.68%
Portfolio turnover rate(i)	1	% (f)	8%	16%	11%	21%	5%

(a)	Effective June 11, 2021 the Stadion Trilogy Alternative Return Fund Class C converted to the North Square Trilogy Alternative Return Fund Class C. See Note 1.

(b)	Based on average shares outstanding for the period.

(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Rounds to less than $0.005 per share.

(e)	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not reflect sales load.

(f)	Not annualized.

(g)	Does not include expenses of the investment companies in which the Fund invests.

(h)	Annualized.

(i)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund
FINANCIAL HIGHLIGHTS
Class I

(For a share outstanding during each period)

	For the
	Six Months
	Ended
	November 30,
	2023		For the Years Ended May 31,
	(Unaudited)		2023	2022(a)	2021	2020	2019
Selected Per Share Data:
Net asset value, beginning of period	$10.33		$11.05	$11.71	$10.76	$10.40	$10.97

Investment operations:
Net investment income(b)(c)	0.10		0.13	0.05	0.09	0.15	0.18
Net realized and unrealized gain (loss)	(0.29)		(0.74)	(0.68)	0.98	0.41	(0.60)
Total from investment operations	(0.19)		(0.61)	(0.63)	1.07	0.56	(0.42)

Less distributions:
Net investment income	—		(0.11)	(0.03)	(0.11)	(0.20)	(0.15)
From net realized gains	—		—	—	(0.01)	—	—
Total distributions	—		(0.11)	(0.03)	(0.12)	(0.20)	(0.15)

Net asset value, end of period	$10.14		$10.33	$11.05	$11.71	$10.76	$10.40

Total Return(d)	(1.84	)% (e)	(5.56)%	(5.45)%	9.98%	5.39%	(3.90)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,417		$22,767	$35,788	$39,552	$42,622	$52,330
Ratio of expenses to average net assets:
Before fee waived and expenses absorbed(f)	1.98	% (g)	1.89%	1.68%	1.79%	1.72%	1.65%
After fees waived and expenses absorbed(f)	1.38	% (g)	1.38%	1.38%	1.38%	1.38%	1.38%
Ratio of net investment gain to average net assets:
Before fees waived and expenses absorbed(f)	1.30	% (g)	0.73%	0.13%	0.43%	1.09%	1.39%
After fees waived and expenses absorbed(f)	1.90	% (g)	1.24%	0.43%	0.84%	1.43%	1.66%
Portfolio turnover rate(h)	1	% (e)	8%	16%	11%	21%	5%

(a)	Effective June 11, 2021 the Stadion Trilogy Alternative Return Fund Class I converted to the North Square Trilogy Alternative Return Fund Class I. See Note 1.

(b)	Based on average shares outstanding for the period.

(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Annualized.

(h)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying Notes to Financial Statements.

North Square Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2023 (Unaudited)

Note 1 – Organization

North Square Spectrum Alpha Fund (formerly, North Square Oak Ridge Small Cap Growth Fund) (“Spectrum Alpha” or “Spectrum Alpha Fund”), North Square Dynamic Small Cap Fund (“Dynamic Small Cap” or “Dynamic Small Cap Fund”), North Square Advisory Research Small Cap Growth Fund (formerly, North Square Oak Ridge All Cap Growth Fund) (“Advisory Research Small Cap Growth” or “Advisory Research Small Cap Growth Fund”), North Square Multi Strategy Fund (“Multi Strategy” or “Multi Strategy Fund”), North Square Preferred and Income Securities Fund (formerly, North Square Oak Ridge Dividend Growth Fund) (“Preferred and Income Securities” or “Preferred and Income Securities Fund”), North Square Tactical Growth Fund (“Tactical Growth” or “Tactical Growth Fund”), North Square Tactical Defensive Fund (“Tactical Defensive” or “Tactical Defensive Fund”) and North Square Trilogy Alternative Return Fund (“Trilogy Alternative Return” or “Trilogy Alternative Return Fund”) are organized as a series of North Square Investments Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Spectrum Alpha Fund, Dynamic Small Cap Fund, Advisory Research Small Cap Growth Fund, Multi Strategy Fund, Preferred and Income Securities Fund, Tactical Growth Fund, Tactical Defensive Fund, and Trilogy Alternative Return Fund are diversified Funds.

The Spectrum Alpha Fund’s primary investment objective is to provide capital appreciation. Effective January 11, 2022, the Fund made certain changes to its principal investment strategies, including the modification of the strategies to become a “fund of funds” that invests primarily in affiliated mutual funds. Prior to January 11, 2022, the Fund invested primarily in equity securities of small capitalization companies. Effective January 11, 2022, the Fund’s sub-advisor also changed. Please see the Fund’s Prospectus for additional information on Predecessor Funds.

The Dynamic Small Cap Fund’s primary investment objective is long-term capital appreciation. The Fund has adopted the historical performance of the Oak Ridge Dynamic Small Cap Fund (the “Predecessor Fund”) as a result of a reorganization consummated after the close of business on May 10, 2019, in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. Please see the Fund’s Prospectus for additional information on Predecessor Funds.

The Advisory Research Small Cap Growth Fund’s primary investment objective is long-term growth of capital. Effective January 11, 2022, the Fund made certain changes to its principal investment strategies, including the modification of the strategies to invest, under normal circumstances, primarily in equity securities of small capitalization companies. Prior to January 11, 2022, the Fund invested primarily in equity securities that had a record of paying dividends over at least a trailing one year period. Effective January 11, 2022, the Fund’s sub-advisor also changed. Please see the Fund’s Prospectus for additional information on Predecessor Funds.

The Multi Strategy Fund’s primary investment objective is to provide capital appreciation. The Fund has adopted the historical performance of the Oak Ridge Multi Strategy Fund (the “Predecessor Fund”) as a result of a reorganization consummated after the close of business on May 10, 2019, in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. Please see the Fund’s Prospectus for additional information on Predecessor Funds.

The Preferred and Income Securities Fund’s primary investment objective is to seek total return through current income and capital appreciation. Effective January 11, 2022, the Fund made certain changes to its investment objective and principal investment strategies, including the modification of the strategies to invest in a portfolio of preferred and debt securities issued by U.S. and non? U.S. companies. Prior to January 11, 2022, the Fund invested primarily in equity securities that had a record of paying dividends over at least a trailing one year period. Effective January 11, 2022, the Fund’s sub-advisor also changed. Please see the Fund’s Prospectus for additional information on Predecessor Funds.

The Tactical Growth Fund’s primary investment objective is to seek long-term capital appreciation. The Fund has adopted the historical performance of the Stadion Tactical Growth Fund (the “Predecessor Fund”), a former series of Stadion Investment Trust, as a result of a reorganization consummated after the close of business on June 11, 2021 (“Reorganization”), in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. Please see the Fund’s Prospectus for additional information on Predecessor Funds.

The Tactical Defensive Fund’s primary investment objective is to seek capital appreciation. The Fund has adopted the historical performance of the Stadion Tactical Defensive Fund (the “Predecessor Fund”), a former series of Stadion Investment Trust, as a result of a reorganization consummated after the close of business on June 11, 2021 (“Reorganization”), in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. Please see the Fund’s Prospectus for additional information on Predecessor Funds.

The Trilogy Alternative Return Fund’s primary investment objective is total return, with an emphasis on lower risk and volatility than the

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2023 (Unaudited)

U.S. equity markets. The Fund has adopted the historical performance of the Stadion Trilogy Alternative Return Fund (the “Predecessor Fund”), a former series of Stadion Investment Trust, as a result of a reorganization consummated after the close of business on June 11, 2021 (“Reorganization”), in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. Please see the Fund’s Prospectus for additional information on Predecessor Funds.

The shares of each class represent an interest in the same portfolio of investments of their respective Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Exchange-traded options on securities and indices purchased or sold by the Funds generally will be valued at the mean of the last bid and ask prices. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, as Valuation Designee, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees (the “Board”). The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed.

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board receives a report on all securities that were fair valued by the Advisor during the quarter.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2023 (Unaudited)

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds are in compliance with Rule 2a-5, which had a compliance date of September 8, 2022.

(b) Purchased/Written Option Contracts

The Fund may write or purchase option contracts to adjust risk and return of its overall investment positions. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to or subtracted from the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Investing in purchased and written options contracts exposes the Fund to equity price risk. At November 30, 2023, the Trilogy Alternative Return Fund had an amount of $44,117 due to Interactive Brokers, LLC for option contracts which are presented on the Fund’s Statement of Assets and Liabilities.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made. Expenses such as distribution and service fees pursuant to Rule 12b-1, transfer agent fees and expenses with respect to the Funds, that are specific to individual share classes, are accrued directly to the respective share class.

(d) Federal Income Taxes

Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the previous three tax year ends and the interim tax

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2023 (Unaudited)

period since then, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Preferred and Income Securities Fund will make distributions of net investment income monthly. The Spectrum Alpha Fund, Dynamic Small Cap Fund, Advisory Research Small Cap Growth Fund, Multi Strategy Fund, Tactical Growth Fund, Tactical Defensive Fund, and Trilogy Alternative Return Fund will make distributions of net investment income, if any, at least annually. Each Fund makes distributions of its net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Line of Credit

U.S. Bank, N.A. has made available to the Funds an unsecured line of credit pursuant to a Loan Agreement for the Trust, expiring on June 12, 2024. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The Trust may borrow up to the lesser of $50,000,000 or certain percentage amounts based on the net assets of the Funds, or 33.33% of unencumbered assets.

The interest rate paid by the Funds on outstanding borrowings is equal to the Prime Rate. As of November 30, 2023, the Prime Rate was 8.25%. During the six months ended November 30, 2023, none of the Funds had any borrowings outstanding under the line of credit.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with North Square Investments, LLC (the “Advisor” or “NSI”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. Fees paid to the Advisor for the six months ended November 30, 2023 are reported on the Statements of Operations. The annual and tiered rates are listed by Fund in the below table:

Investment
Advisory Fees
Spectrum Alpha Fund	0.20%
Dynamic Small Cap Fund	0.90%
Advisory Research Small Cap Growth Fund	0.70%
Multi Strategy Fund	0.00%-0.50%(a)
Preferred and Income Securities Fund	0.75%
Tactical Growth Fund
First $150 million	1.25%
$150 million up to $500 million	1.00%
Thereafter	0.85%
Tactical Defensive Fund
First $150 million	1.25%
$150 million up to $500 million	1.00%
Thereafter	0.85%
Trilogy Alternative Return Fund
First $150 million	1.25%
$150 million up to $500 million	1.00%
Thereafter	0.85%

(a)	The annual advisory fee is calculated as follows: (i) 0.00% for Fund assets invested in other series of the Trust advised by the Advisor (“affiliated investments”) and (ii) 0.50% for Fund assets invested in non-affiliated investments. For the six months ended November 30, 2023, the amount of advisory fees waived due to affiliated investments is reported under “Affiliated fund fee waived” on the Statements of Operations.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2023 (Unaudited)

The Advisor engages NSI Retail Advisors, LLC (“NSI Retail”) to manage the Spectrum Alpha Fund, Multi Strategy Fund, Tactical Growth Fund, Tactical Defensive Fund, and Trilogy Alternative Return Fund as sub-advisor, Algert Global LLC (“Algert Global”) to manage the Dynamic Small Cap Fund as sub-advisor, Advisory Research, Inc. (“ARI”) to manage the Advisory Research Small Cap Growth Fund, and Red Cedar Investment Management, LLC (“Red Cedar”) to manage the Preferred and Income Securities Fund.

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) are limited. The agreements are effective until the dates listed below and may be terminated before those dates only by the Trust’s Board. The table below contains the agreement expiration and expense cap by Fund and by Class:

		Total Limit on Annual Operating Expenses
		Class A	Class C	Class I
	Agreement Expires	Shares(a)	Shares(a)	Shares(a)
Spectrum Alpha Fund	September 30, 2025	1.30%	—	1.05%
Dynamic Small Cap Fund	September 30, 2029	1.24%	—	0.99%
Advisory Research Small Cap Growth Fund	September 30, 2029	1.19%(b)	—	0.96%
Multi Strategy Fund	September 30, 2029	1.20%	—	1.17%
Preferred and Income Securities Fund	September 30, 2029	—	—	0.97%
Tactical Growth Fund	September 30, 2025	1.30%(c)	1.30%(c)	1.30%(c)
Tactical Defensive Fund	September 30, 2025	1.70%(c)	1.70%(c)	1.70%(c)
Trilogy Alternative Return Fund	September 30, 2025	1.38%(c)	1.38%(c)	1.38%(c)

(a)	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

(b)	This class is currently not available for purchase.

(c)	Exclusive of payments under a Rule 12b-1 Distribution Plan.

The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Fund for a period ending thirty-six months after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. For the six months ended November 30, 2023, the Spectrum Alpha Fund recouped $187,813 and $112,814 in Class A and Class I, respectively.

The Advisor may recapture all or a portion of this amount no later than the dates stated below:

	Spectrum Alpha Fund
	Class A	Class I	Total
May 31, 2024	$312,918	$166,395	$479,313
May 31, 2025	128,144	93,377	221,521
	$441,062	$259,772	$700,834

	Dynamic Small Cap Fund
	Class A	Class I	Total
May 31, 2024	$—	$98,584	$98,584
May 31, 2025	—	162,452	162,452
May 31, 2026	127	238,685	238,812
November 30, 2026	25,681	94,275	119,956
	$25,808	$593,996	$619,804

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2023 (Unaudited)

			Advisory
			Research Small	Preferred
			Cap Growth	and Income
			Fund	Securities Fund
May 31, 2024			$68,724	$68,724
May 31, 2025			57,980	56,691
May 31, 2026			46,842	94,057
November 30, 2026			22,813	18,208
			$196,359	$237,680

	Tactical Growth Fund
	Class A	Class C	Class I	Total
May 31, 2025	$64,123	$70,169	$300,815	$435,107
May 31, 2026	171,866	153,546	626,943	952,355
November 30, 2026	33,257	26,336	142,791	202,384
	$269,246	$250,051	$1,070,549	$1,589,846

	Tactical Defensive Fund
	Class A	Class C	Class I	Total
May 31, 2026	$7,574	$2,679	$25,875	$36,128
November 30, 2026	634	340	6,776	7,750
	$8,208	$3,019	$32,651	$43,878

	Trilogy Alternative Return Fund
	Class A	Class C	Class I	Total
May 31, 2025	$5,635	$10,923	$108,017	$124,575
May 31, 2025	7,816	15,224	133,633	156,673
November 30, 2026	4,134	6,279	62,890	73,303
	$17,585	$32,426	$304,540	$354,551

Ultimus Fund Solutions, LLC (the “Administrator”) serves as the Funds’ fund accountant, transfer agent and administrator. Prior to May 8, 2023 U.S. Bank Global Fund Services provided administrative, transfer agent and fund accounting services to the Funds. The Funds’ allocated fees incurred for fund accounting, transfer agency and fund administration for the six months ended November 30, 2023 are reported on the Statements of Operations.

Foreside Fund Services, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. The Funds’ allocated fees incurred for compliance services for the six months ended November 30, 2023, are reported on the Statements of Operations.

Each Independent Trustee receives from the Trust an annual retainer of $50,000, plus $5,000 for each regularly scheduled Board meeting attended, $2,000 for each special in-person meeting attended and $2,000 for each special telephonic meeting attended, plus reimbursement of related expenses. The Chairman of the Board receives an additional annual retainer of $6,250 the Chair of the Audit Committee receives an additional $2,500, and the Chair of the Governance Committee receives an additional annual retainer of $1,250.

Certain officers and a Trustee of the Trust are also employees of the Administrator or NLCS and such persons are not paid by the Funds for serving in such capacities.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2023 (Unaudited)

Note 4 – Federal Income Taxes

At November 30, 2023, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

			Advisory
			Research Small		Preferred and
	Spectrum Alpha	Dynamic Small	Cap Growth	Multi Strategy	Income Securities
	Fund	Cap Fund	Fund	Fund	Fund
Tax cost of investments	$85,476,761	$143,946,141	$7,641,778	$39,008,247	$75,971,542
Gross unrealized appreciation	—	14,448,402	1,600,324	2,331,050	1,826,759
Gross unrealized depreciation	(7,450,425)	(4,737,138)	(206,382)	(306,230)	(335,787)
Net unrealized appreciation (depreciation) on investments	$(7,450,425)	$9,711,264	$1,393,942	$2,024,820	$1,490,972

					Trilogy
			Tactical Growth	Tactical Defensive	Alternative
			Fund	Fund	Return Fund
Tax cost of investments			$389,547,658	$56,675,623	$17,563,213
Gross unrealized appreciation			117,487,439	1,042,400	7,035,646
Gross unrealized depreciation			—	(491,718)	(3,367,950)
Net unrealized appreciation (depreciation) on investments			$117,487,439	$550,682	$3,667,696

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of May 31, 2023, the Funds’ most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis for the Funds were as follows:

			Advisory
			Research Small		Preferred and
	Spectrum Alpha	Dynamic Small	Cap Growth	Multi Strategy	Income Securities
	Fund	Cap Fund	Fund	Fund	Fund
Undistributed ordinary income	$—	$—	$—	$498,762	$—
Accumulated capital and other losses	(2,233,773)	(11,933,006)	(3,265,745)	—	(3,412,296)
Other temporary difference	—	—	—	—	609,883
Unrealized appreciation (depreciation) on investments	(15,223,091)	1,328,578	1,368,132	(841,518)	(52,934)
Total accumulated deficit	$(17,456,864)	$(10,604,428)	$(1,897,613)	$(342,756)	$(2,855,347)

					Trilogy
			Tactical Growth	Tactical Defensive	Alternative
			Fund	Fund	Return Fund
Undistributed ordinary income			$—	$—	$112,275
Accumulated capital and other losses			(4,588,324)	(11,684,096)	(3,350,252)
Unrealized appreciation (depreciation) on investments			102,315,023	(570,408)	5,404,625
Total accumulated earnings (deficit)			$97,726,699	$(12,254,504)	$2,166,648

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2023 (Unaudited)

The tax character of distributions paid for the fiscal year ended May 31, 2023 were as follows:

			Advisory
			Research Small
	Spectrum Alpha	Dynamic	Cap Growth
	Fund	Small Cap Fund	Fund
Distributions paid from:
Ordinary income	$—	$144,105	$—
Long-term capital gains	37,229,970	—	1,422,533
Total distributions paid	$37,229,970	$144,105	$1,422,533

		Preferred and
	Multi Strategy	Income Securities	Tactical Growth
	Fund	Fund	Fund
Distributions paid from:
Ordinary income	$4,507,952	$1,411,731	$2,380,891
Long-term capital gains	9,580,068	4,921,108	31,241,773
Return of Capital	—	702,036	—
Total distributions paid	$14,088,020	$7,034,875	$33,622,664

			Trilogy
		Tactical Defensive	Alternative
		Fund	Return Fund
Distributions paid from:
Ordinary income		$—	$278,247
Total distributions paid		$—	$278,247

As of May 31, 2023, the Funds’ most recent fiscal year end, the following Funds have nonexpiring capital loss carryforwards:

	Short-Term	Long-Term
Spectrum Alpha Fund	$1,497,212	$367,937
Dynamic Small Cap Fund	11,933,006	—
Advisory Research Small Cap Growth Fund	3,236,067	—
Preferred and Income Securities Fund	3,029,689	382,607
Tactical Growth Fund	2,893,738	1,694,586
Tactical Defensive Fund	11,684,096	—
Trilogy Alternative Return Fund	3,350,252	—

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of May 31, 2023, the Funds had the following qualified late-year ordinary losses and post-October losses which are deferred until fiscal year 2024 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. Capital losses incurred after October 31 within that taxable year are deemed to arise on the first day of the Fund’s next taxable year.

	Late Year Losses	Post October Losses
Spectrum Alpha Fund	$368,624	$—
Advisory Research Small Cap Growth Fund	29,678	—

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2023 (Unaudited)

Note 5 – Investment Transactions

For the six months ended November 30, 2023, purchases and sales of investments were as follows:

	Purchases	Sales
Spectrum Alpha Fund	$1,249,178	$4,050,000
Dynamic Small Cap Fund	177,926,660	113,437,417
Advisory Research Small Cap Growth Fund	10,071,354	10,287,361
Multi Strategy Fund	3,013,498	4,286,808
Preferred and Income Securities Fund	9,364,852	6,172,617
Tactical Growth Fund	186,815,193	216,044,000
Tactical Defensive Fund	72,281,013	76,164,009
Trilogy Alternative Return Fund	196,693	5,967,928

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended November 30, 2023, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Class A and Class C shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares and 1.00% of average daily net assets attributable to Class C shares.

For the six months ended November 30, 2023, distribution fees incurred with respect to Class A and Class C shares are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2023 (Unaudited)

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2023, in valuing the Funds’ assets carried at fair value:

Spectrum Alpha Fund		Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$1,976,260	$—	$—	$1,976,260
Mutual Funds	75,532,347	—	—	75,532,347
Short-Term Investment	517,729	—	—	517,729
Total	$78,026,336	$—	$—	$78,026,336

Dynamic Small Cap Fund		Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$151,535,147	$—	$—	$151,535,147
Exchange-Traded Funds	459,930	—	—	459,930
Rights	—	—	—	—
Short-Term Investment	1,662,328	—	—	1,662,328
Total	$153,657,405	$—	$—	$153,657,405

Advisory Research Small Cap Growth Fund		Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$9,016,217	$—	$—	$9,016,217
Short-Term Investment	19,503	—	—	19,503
Total	$9,035,720	$—	$—	$9,035,720

Multi Strategy Fund		Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$12,926,990	$—	$—	$12,926,990
Mutual Funds	27,324,149	—	—	27,324,149
Short-Term Investments	781,928	—	—	781,928
Total	$41,033,067	$—	$—	$41,033,067

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2023 (Unaudited)

Preferred and Income Securities Fund		Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$76,360,500	$—	$76,360,500
Short-Term Investment	1,102,014	—	—	1,102,014
Total	$1,102,014	$76,360,500	$—	$77,462,514

Tactical Growth Fund		Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$382,682,624	$—	$—	$382,682,624
Short-Term Investment	124,352,473	—	—	124,352,473
Total	$507,035,097	$—	$—	$507,035,097

Tactical Defensive Fund		Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$29,505,405	$—	$—	$29,505,405
Short-Term Investment	27,720,900	—	—	27,720,900
Total	$57,226,305	$—	$—	$57,226,305

Trilogy Alternative Return Fund		Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$7,393,677	$—	$—	$7,393,677
Exchange-Traded Funds	13,062,486	—	—	13,062,486
Options	—	1,950,475	—	1,950,475
Short-Term Investment	344,946	—	—	344,946
Total	$20,801,109	$1,950,475	$—	$22,751,584

Liabilities
Written Options	$—	$(1,520,675)	$—	$(1,520,675)
Total	$—	$(1,520,675)	$—	$(1,520,675)

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Note 10 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a North Square Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2023 (Unaudited)

prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of May 31, 2023 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Spectrum Alpha Fund

					Change in
	Value				Unrealized
	Beginning of		Sales	Net Realized	Appreciation /	Value End	Dividend	Capital Gain
	Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Income	Distributions
Advisory Research Small Cap Growth Fund - Class I	$7,939,603	$—	$(400,000)	$(226,766)	$260,704	$7,573,541	$—	$—
Advisory Research Small Cap Value Fund - Class I	13,341,571	—	(800,001)	(140,613)	1,949,121	14,350,078	—	—
Dynamic Small Cap Fund - Class I	51,008,031	—	(2,849,999)	(149,650)	5,600,346	53,608,728	—	—

	Shares
	Beginning of			Shares End of
	Period	Purchases	Sales	Period
Advisory Research Small Cap Growth Fund - Class I	744,105	—	(36,297)	707,808
Advisory Research Small Cap Value Fund - Class I	1,456,503	—	(80,657)	1,375,846
Dynamic Small Cap Fund - Class I	4,574,711	—	(233,923)	4,340,788

Multi Strategy Fund

					Change in
	Value				Unrealized
	Beginning of		Sales	Net Realized	Appreciation /	Value End	Dividend	Capital Gain
	Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Income	Distributions
Advisory Research Small Cap Growth Fund - Class I	$1,560,016	$—	$(200,000)	$(3,267)	$13,461	$1,370,210	$—	$—
Advisory Research Small Cap Value Fund - Class I	2,158,248	—	(200,000)	(26,831)	318,295	2,249,712	—	—
Altrinsic International Equity Fund - Class I	4,817,009	429,999	—	—	309,724	5,556,732	—	—
Dynamic Small Cap Fund - Class I	7,940,687	—	(700,000)	(57,889)	862,498	8,045,296	—	—
McKee Bond Fund - Class R6	1,964,001	2,156,962	—	—	(32,427)	4,088,536	61,961	—
Preferred and Income Securities Fund - Class I	6,881,865	172,184	(1,300,000)	27,293	232,319	6,013,661	—	—
Strategic Income Fund - Class I	782,035	8,925	(784,279)	(32,370)	25,689	—	—	—

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2023 (Unaudited)

	Shares
	Beginning of			Shares End of
	Period	Purchases	Sales	Period
Advisory Research Small Cap Growth Fund - Class I	146,206	—	(18,149)	128,057
Advisory Research Small Cap Value Fund - Class I	235,617	—	(19,921)	215,696
Altrinsic International Equity Fund - Class I	483,150	41,070	—	524,220
Dynamic Small Cap Fund - Class I	712,169	—	(60,728)	651,441
McKee Bond Fund - Class R6	223,690	252,275	—	475,965
Preferred and Income Securities Fund - Class I	385,323	9,401	(72,276)	322,448
Strategic Income Fund - Class I	90,934	1,032	(91,966)	—

Note 11 – Derivative and Other Financial Instruments

At November 30, 2023, the Trilogy Alternative Return Fund held derivative and other financial instruments which are not subject to a master netting arrangement.

The following table presents the fair value of derivative instruments for the Trilogy Alternative Return Fund as of November 30, 2023 as presented on the Fund’s Statement of Assets and Liabilities:

Location of Derivatives on Statements of Assets and Liabilities
Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
Equity Price Risk:
Purchased Options	Investments, at value		$1,950,475
Written Options		Options written, at value	(1,520,675)

The following table presents the results of the derivative trading and information related to volume for the six months ended November 30, 2023 for the Trilogy Alternative Return Fund. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund’s Statement of Operations.

			Change in Unrealized
			Appreciation
	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on	(Depreciation) on
Derivatives	on Statements of Operations	Derivatives	Derivatives
Equity Price Risk:
Purchased Options	Net realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options	$(1,870,375)	$1,844,983
Written Options	Net realized gain and change in unrealized appreciation (depreciation) on written options	199,405	(1,524,753)

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts held in the Trilogy Alternative Return Fund during the six months ended November 30, 2023 were:

Average Ending
Derivatives	Monthly Fair Value
Purchased Options	$2,280,541
Written Options	(1,003,625)

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2023 (Unaudited)

Note 12 – Underlying Investment in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end and closed-end mutual funds and money market mutual funds. Each Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of November 30, 2023, the Spectrum Alpha Fund had 98.6% of the value of its net assets invested in open-end mutual funds. As of November 30, 2023, the Multi Strategy Fund had 32.7% and 67.1% of the value of its net assets invested in ETFs and open-end mutual funds, respectively. As of November 30, 2023, the Tactical Growth Fund had 83.7% of the value of its net assets invested in ETFs. As of November 30, 2023, the Tactical Defensive Fund had 52.3% and 49.6% of the value of its net assets invested in ETFs and money market mutual funds, respectively. As of November 30, 2023, the Trilogy Alternatives Return Fund had 57.8% of the value of its net assets invested in ETFs. The financial statements of these ETFs and money market mutual funds can be found at www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Note 13 – Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector or industry, any development affecting that sector or industry will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector or industry. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector or industry, and therefore the value of the Fund’s portfolio will be adversely affected. As of May 31, 2023, the Preferred and Income Securities Fund had 64.8% of the value of its net assets invested in securities within the Banking industry.

Note 14 – Regulatory Updates

In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), and in December 2022, the FASB issued Accounting Standards Update ASU 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04, ASU 2021-01, and ASU 2022-06 are effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2024. Management is evaluating the impact of ASU 2020-04, ASU 2021-01, and ASU 2022-06 on the Funds’ investments, derivatives, debt, and other contracts that will undergo reference rate elated modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Note 15 – Events Subsequent to the Fiscal Period End

Based upon a recommendation by the Advisor, the Board has determined to close and liquidate the Advisory Research Small Cap Growth Fund effective February 12, 2024.

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of the Continuation of the Investment Advisory Agreement and Sub-Advisory Agreements and Related Agreements (North Square Altrinsic International Equity Fund and North Square McKee Bond Fund)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the fund, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the fund’s investment advisory and sub-advisory agreements. At a meeting held on June 21-22, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of North Square Investments Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) between North Square Investments, LLC (the “Advisor”) and the Trust, on behalf of the North Square Spectrum Alpha Fund, the North Square Advisory Research Small Cap Growth Fund, the North Square Preferred and Income Securities Fund, the North Square Multi Strategy Fund, the North Square Dynamic Small Cap Fund, the North Square Altrinsic International Equity Fund, and the North Square McKee Bond Fund (each, a “Fund” and collectively, the “Funds”); (ii) the investment sub-advisory agreement between the Advisor and Algert Global, LLC (“Algert”) with respect to the North Square Dynamic Small Cap Fund; (iii) the investment sub-advisory agreement between the Advisor and Altrinsic Global Advisors, LLC (“Altrinsic”) with respect to the North Square Altrinsic International Equity Fund; and (iv) the investment sub-advisory agreement between the Advisor and CSM Advisors, LLC (“CSM” and with both Algert and Altrinsic, the “Sub-Advisors”) with respect to the North Square McKee Bond Fund. The Advisor and the Sub-Advisors are collectively referred to as the “Advisors.” The investment sub-advisory agreements with the Sub-Advisors are collectively referred to as the “Sub-Advisory Agreements,” and the Advisory Agreement and the Sub-Advisory Agreements are collectively referred to as the “Agreements.”

In connection with its consideration of the Agreements proposed for continuation, the Board requested and reviewed responses from the Advisors to the Section 15(c) requests posed to the Advisors on behalf of the Independent Trustees and supporting materials relating to those questions and responses, as well as other information and data provided. In this connection, the Board reviewed and discussed various information that had been provided prior to the Meeting, including the Advisory Agreement, the Sub-Advisory Agreements, memoranda provided by both Fund Counsel and Independent Trustee Counsel summarizing the requirements and guidelines relevant to the Board’s consideration of the approvals of such Agreements, to each Advisors’ Forms ADV Part 1A, brochures and brochure supplements, profitability information, comparative information about the Funds’ performance for periods ended March 31 2023, advisory fees and expense ratios, and other pertinent information. In addition, the Board considered such additional information as it deemed reasonably necessary, including information and data provided by the Advisors during the course of the year, to evaluate the Agreements, as applicable, with respect to each Fund. The Board discussed the Advisors’ 15(c) responses and discussed various questions and information with representatives of the Advisors at the Meeting. The Board also considered the materials and presentations by Trust officers and representatives of the Advisors and Sub-Advisors provided at the Meeting concerning the Agreements. Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of and request additional materials from the Advisors. The Board met in executive sessions at which no representatives of management were present to consider the renewal of the Agreements and the Independent Trustees were also advised by, and met separately, in executive sessions with Independent Trustee Counsel. The Board also noted that the evaluation process with respect to the Advisor and the Sub-Advisors is an ongoing one. The Board, as noted above, also took into account information reviewed periodically throughout the year and in prior years that was relevant to its consideration of the Agreements, including performance, advisory fee and other expense information and discussions with the Funds’ portfolio managers, as well as such additional information it deemed relevant and appropriate in its judgement. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral. Based on its evaluation of this information, the Board, including the Independent Trustees, unanimously approved the continuation of the Agreements for the Funds for an additional one-year period.

In determining whether to approve the continuation of the Agreements, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. As noted, the Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by Fund Counsel and Independent Trustee Counsel who, as noted above, each provided and reviewed a legal memorandum to the Board detailing the duties and responsibilities of the Board in connection with the various actions and approvals required in connection with the renewal of the Agreements. A more detailed summary of important, but not necessarily all, factors the Board considered with respect to its renewal of the Agreements is provided below. The Board also considered

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services

The Board considered information regarding the nature, extent and quality of services being provided to the Funds by the Advisors. The Board considered, among other things, the terms of the Agreements and the range of services being provided by the Advisors. The Board noted the non-investment advisory services being provided by the Advisor, including the supervision and coordination of the Funds’ service providers and the provision of related administrative and other services. The Board also considered each Advisor’s reputation, organizational structure, resources and overall financial strength (including economic and other support provided by affiliates of the Advisor), its willingness and commitment to consider and implement organizational and operational changes designed to enhance services to the Funds.

In addition, the Board considered the Advisors’ professional personnel who provide or will provide services to the Funds, including each Advisor’s ability and experience in attracting and retaining qualified personnel to service the Funds. In addition, the Board considered the compliance programs and compliance records and regulatory history of the Advisors. The Board noted the Advisors’ support of the Funds’ compliance control structure, including the resources that are devoted by the Advisors in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the efforts of the Advisors to address cybersecurity risks and invest in business continuity planning. The Board also noted that on a regular basis it received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluating the regulatory compliance systems of the Advisors and procedures reasonably designed to ensure compliance with the federal securities laws.

With respect to the Advisor, the Board considered the Funds’ ongoing and proposed operation in a “manager-of-managers” structure and reviewed the responsibilities that the Advisor has under this structure, including, but not limited to, monitoring and evaluating the performance of the Sub-Advisors, monitoring the Sub-Advisors for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds, and supervising the Sub-Advisors with respect to the services that the Sub-Advisors currently provide under the Sub-Advisory Agreements. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and significant risks assumed by the Advisor and not delegated to or assumed by the Sub-Advisors in connection with the services provided to the Funds, including entrepreneurial risk and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks. The Board also noted increased regulatory risk. The Board also considered the process used by the Advisor, consistent with this structure, to identify and recommend sub-advisors, and its ability to monitor and oversee sub-advisors and recommend replacement sub-advisors, when necessary, and provide other services under the Advisory Agreement. In addition, the Board considered its familiarity with the Advisor’s personnel obtained from the Board’s oversight of the Funds and of other funds in the Trust advised by the Advisor, as well as the affiliation between the Advisor and CSM and any potential conflicts of interest.

With respect to the Sub-Advisors, which provide day-to-day portfolio management services for the Funds, subject to oversight by the Advisor, the Board considered, among other things, the quality of each Sub-Advisor’s investment personnel, its investment philosophies and processes, its investment research capabilities and resources, its financial condition, its performance record, its experience, its trade execution capabilities and its approach to managing risk. The Board also considered the experience of each Fund’s portfolio managers the number of accounts managed by the portfolio managers, and each Sub-Advisor’s approach for compensating the portfolio managers. Moreover, the Board considered that the Advisor has the oversight responsibility for conflicts of interest relating to the Funds. In considering the nature, extent, and quality of the services provided by each of the Sub-Advisors, the Board also took into account its knowledge of each Sub-Advisors management and the quality of the performance of its duties as a sub-advisor, acquired through discussions and reports during the preceding year and in past years.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services being provided or to be provided by the Advisor and the Sub-Advisors, taken as a whole, remain appropriate and consistent with the terms of the Advisory Agreement and the Sub-Advisory Agreements, as applicable. In addition, the Board concluded that each Fund was likely to continue to benefit from services being provided, or to be provided, under each of the Agreements.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Fund Performance

The Board reviewed the performance of each Fund for the different time periods presented in the materials. The Board considered various data and materials provided to the Board by the Advisors concerning Fund performance, including a comparison of the investment performance of each Fund to its respective benchmark index, as well as comparative fee information provided by the Administrator based on data produced by Morningstar Inc., an independent provider of investment company data (“Morningstar”), comparing the investment performance of each Fund to a universe of peer funds.

The Board received information at the Meeting, and throughout the year, concerning, and discussed factors contributing to, the performance of the Funds relative to their respective benchmarks and universes for the relevant periods. The Board evaluated the explanations for any relative underperformance of a Fund during these periods, including with respect to investment decisions and global economic and other factors that affected the Fund’s investment performance and whether each Fund had performed as expected over time, as well as any plans to address underperformance, if applicable. The Board also noted the Advisor’s discussion of any differences in the investment strategies of the Funds relative to their respective peer universe. The Board generally considered longer-term performance to be more important than short-term performance and also took into account factors including general market conditions; the “style” in which the Funds are managed, as applicable, and whether that style is in or out of favor in the market; issuer-specific information; and fund cash flows. In this regard, the Board also noted how selecting different time periods for performance calculations can produce significantly different results in terms of a Fund’s returns and peer ranking on a relative basis. The Board further acknowledged that longer-term performance could be impacted by even one period of significant outperformance or underperformance. The Board also considered that variations in performance among a Fund’s operating classes reflect variations in class expenses, which result in lower performance for higher expense classes.

Based on these considerations, the Board concluded that it was satisfied that the Advisor and the Sub-Advisors continue to have the capability of providing satisfactory investment performance for the Funds, as applicable.

Advisory Fees and Expenses

The Board reviewed and considered the advisory fee rate of each Fund that is being paid to the Advisor under the Advisory Agreement and each Fund’s total net expense ratio. The Board also reviewed and considered the sub-advisory fee rates being paid by the Advisor to each Sub-Advisor for sub-advisory services.

The Board reviewed information from Morningstar comparing each Fund’s advisory fee rate and total expense ratio relative to a group of its peer funds. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise, the comparative information provided by Morningstar was helpful to the Board in evaluating the reasonableness of each Fund’s advisory fees and total expense ratio.

The Board also took into account management’s discussion of each Fund’s expenses and also noted certain cost savings initiatives implemented by the Advisor across the Trust. The Board also noted that the Advisor had entered into fee waiver and expense reimbursement arrangements with respect to each of the Funds.

The Board also received and considered information about the portion of the advisory fee that is being retained by the Advisor after payment of the fee to each Sub-Advisor for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities that are retained and risks that are assumed by Advisor and not delegated to or assumed by the Sub-Advisors, and about the Advisor’s on-going oversight services. The Board also considered that the sub-advisory fees being paid to each Sub-Advisor had been negotiated by the Advisor on an arm’s length basis and were paid by the Advisor and not the respective Fund. The Board considered the Advisor’s explanation that the sub-advisory fees are priced at a competitive level. In the case of the McKee Bond Fund, the Board considered and evaluated the fact that CSM was an affiliated Sub-Advisor.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by the Advisor and the Sub-Advisors to other types of clients with investment strategies similar to those of the Funds, if any. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients, such as institutional separate accounts. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation payable to the Advisor under the Advisory Agreement and to the Sub-Advisors under the Sub-Advisory Agreements were reasonable.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Profitability

The Board received and considered information concerning the Advisor’s costs of sponsoring the Funds and the profitability to the Advisor and its respective affiliates from providing services to the Funds. The Board noted that the levels of profitability may be affected by numerous factors. The Board also received information relating to the operations and profitability to each Sub-Advisor from providing services to the Funds. The Board considered representations from the Advisor and each Sub-Advisor that the Sub-Advisor’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees are paid by the Advisor and not the Funds. Accordingly, the Board concluded that the profitability of each Sub-Advisor was a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreements.

Based on its review, the Board determined that the profits reported by the Advisors from services being provided to the Funds, if any, were not excessive.

Economies of Scale

The Board considered the potential for the Advisor to experience economies of scale in the provision of advisory services to each Fund as the Funds grew. The Board considered that the Advisor may share potential economies of scale from its advisory business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders. The Board observed that each of the Funds continues to remain in a relatively early stage of development that was exacerbated by the intervention of the COVID-19 pandemic. The Board also took into account management’s discussion of the Funds’ fee structures. The Board also considered the effect of each Fund’s growth in size on its performance and fees and that if the Fund’s assets increase over time, the Fund may realize other economies of scale. The Independent Trustees recognized that, because each Fund’s sub-advisory fees are paid by the Advisor, and not the Fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Advisory Agreement.

The Board concluded that, especially in light of the current stage of development of the Funds, the Advisor’s arrangements with respect to the Funds constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

“Fall-Out” Benefits

The Board received and considered information regarding potential “fall-out” or ancillary benefits that the Advisor and its affiliates may receive as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in the Advisor’s business as a result of their relationships with the Fund. In addition, the Board considered the potential benefits, other than sub-advisory fees, that the Sub-Advisors and their affiliates may receive because of their relationships with the Funds, including the benefits of research services that may be available to the Sub-Advisor as a result of securities transactions effected for the Funds and other investment advisory clients, as well as other benefits from increases in assets under management.

Based on its consideration of the factors and information it deemed relevant, including those described above, the Board did not find that any ancillary benefits that may be received by the Advisors and their affiliates are unreasonable.

Conclusion

At the Meeting, after considering the above-described material factors and based on its deliberations and its evaluation of the information described above, and assisted by the advice of both Fund Counsel and Independent Trustee Counsel, the Board, including the Independent Trustees, concluded that the approval of the renewal and continuation of the Agreements with respect to each Fund was in the best interest of each respective Fund and its shareholders.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Board Consideration of the Continuation of the Investment Advisory Agreement and Sub-Advisory Agreements and Related Agreements (North Square Advisory Research Small Cap Value Fund and North Square Strategic Income Fund)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the fund, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the fund’s investment advisory and sub-advisory agreements. At a meeting held on September 12-13, 2023 and continued on September 20, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of North Square Investments Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) between North Square Investments, LLC (the “Advisor”) and the Trust, on behalf of the North Square Strategic Income Fund and the North Square Advisory Research Small Cap Value Fund; (ii) the investment sub-advisory agreement between the Advisor and Red Cedar Investment Management, LLC (“Red Cedar”) with respect to the North Square Strategic Income Fund and the North Square Preferred and Income Securities Fund; (iii) the investment sub-advisory agreement between the Advisor and Advisory Research, Inc. (“Advisory Research”) with respect to the North Square Advisory Research Small Cap Value Fund and the North Square Advisory Research Small Cap Growth Fund; and (iv) the investment sub-advisory agreement between the Advisor and NSI Real Advisors, LLC (“NSI Retail Advisors” and with both Red Cedar and Advisory Research, the “Sub-Advisors”) with respect to the North Square Multi Strategy Fund and the North Square Spectrum Alpha Fund. The North Square Strategic Income Fund, the North Square Preferred and Income Securities Fund, the North Square Advisory Research Small Cap Value Fund, the North Square Advisory Research Small Cap Growth Fund, the North Square Spectrum Alpha Fund, and the North Square Multi Strategy Fund are collectively referred to as the “Funds.” The Advisor and the Sub-Advisors are collectively referred to as the “Advisors.” The investment sub-advisory agreements with the Sub-Advisors are collectively referred to as the “Sub-Advisory Agreements,” and the Advisory Agreement and the Sub-Advisory Agreements are collectively referred to as the “Agreements.”

In connection with its consideration of the Agreements proposed for continuation at the Meeting, the Board requested and reviewed initial and supplemental responses from the Advisors to the Section 15(c) requests posed to the Advisors on behalf of the Independent Trustees by Independent Trustee Counsel and supporting materials relating to those questions and responses, as well as other information and data provided. In this connection, the Board reviewed and discussed various information and data that had been provided prior to the Meeting, including the Advisory Agreement, the Sub-Advisory Agreements, memoranda provided by both Fund Counsel and Independent Trustee Counsel summarizing the requirements and guidelines relevant to the Board’s consideration of the approvals of such Agreements, each Advisor’s Form ADV Part 1A, brochures and brochure supplements, profitability information, comparative information about the Funds’ performance for periods ended June 30, 2023, advisory fees and expense ratios, and other pertinent information. In addition, the Board considered such additional information as it deemed reasonably necessary, including information and data provided by the Advisors during the course of the year, to evaluate the Agreements, as applicable, with respect to each Fund. The Board reviewed and discussed the Advisors’ Section 15(c) initial and supplemental responses and discussed various questions and information with representatives of the Advisors at the Meeting. The Board also considered the materials and presentations by Trust officers and representatives of the Advisors and Sub-Advisors provided at the Meeting concerning the Agreements. Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of, and request additional materials from, the Advisors. The Board met in executive sessions at which no representatives of management were present to consider the renewal of the Agreements and the Independent Trustees were also advised by, and met separately, in executive sessions with Independent Trustee Counsel. The Board further noted that the evaluation process with respect to the Advisor and the Sub-Advisors is an ongoing one. The Board, as noted above, also took into account information reviewed periodically throughout the year and in prior years that was relevant to its consideration of the Agreements, including performance, advisory fee and other expense information and discussions with the Funds’ portfolio managers, as well as such additional information it deemed relevant and appropriate in its judgment. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral. Based on its evaluation of this information, the Board, including the Independent Trustees, unanimously approved the continuation of the Agreements for the Funds for an additional one-year period.

In determining whether to approve the continuation of the Agreements, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements at the Meeting was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. As noted, the Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by Fund Counsel and Independent Trustee Counsel who, as noted above, each provided and reviewed a legal memorandum to the Board detailing the Board’s duties and responsibilities in connection with the various actions and approvals required in connection with the renewal of the Agreements. A more detailed summary of important, but not necessarily

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

all, factors the Board considered with respect to its renewal of the Agreements is provided below. The Board also considered other factors, including conditions and trends prevailing generally in the economy, the securities markets, and the industry. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services

The Board considered information regarding the nature, extent and quality of services being provided to the Funds by the Advisors. The Board considered, among other things, the terms of the Agreements and the range of services being provided by the Advisors. The Board noted the non-investment advisory services being provided by the Advisor, including the oversight and coordination of the Funds’ service providers and the provision of related administrative and other services. The Board also considered each Advisor’s reputation, organizational structure, resources and overall financial strength (including economic and other support provided by affiliates of the Advisor), and its willingness and commitment to consider and implement organizational and operational changes designed to enhance services to the Funds.

In addition, the Board considered the Advisors’ professional personnel who provide or will provide services to the Funds, including each Advisor’s ability and experience in attracting and retaining qualified personnel to service the Funds. The Board also considered the compliance programs and compliance records and regulatory history of the Advisors. The Board noted the Advisors’ support of the Funds’ compliance control structure, including the resources that are devoted by the Advisors in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the efforts of the Advisors to address matters such as cybersecurity risks to invest in business continuity planning. The Board also noted that on a regular basis it received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluating the regulatory compliance systems of the Advisors and procedures reasonably designed to ensure compliance with the federal securities laws. The Board also noted that it met separately, in executive session, with the CCO on a regular basis.

With respect to the Advisor, the Board considered the Funds’ ongoing and proposed operation in a “manager-of-managers” structure and reviewed the responsibilities that the Advisor has under this structure, including, but not limited to, monitoring and evaluating the performance of the Sub-Advisors, monitoring the Sub-Advisors for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds, and supervising the Sub-Advisors with respect to the services that the Sub-Advisors currently provide under the Sub-Advisory Agreements. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and significant risks assumed by the Advisor and not delegated to or assumed by the Sub-Advisors in connection with the services provided to the Funds, including entrepreneurial risk and ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks. The Board also noted increased regulatory risk which, among other things, can increase cost of operations and introduce legal and administrative challenges. The Board also considered the process used by the Advisor, consistent with this structure, to identify and recommend sub-advisors, and its ability to monitor and oversee sub-advisors and recommend replacement sub-advisors, when necessary, and provide other services under the Advisory Agreement. In addition, the Board considered its familiarity with the Advisor’s personnel obtained from the Board’s oversight of the Funds and of other funds in the Trust advised by the Advisor, as well as the affiliation between the Advisor and NSI Retail Advisors and any potential conflicts of interest.

With respect to the Sub-Advisors, which provide day-to-day portfolio management services for the Funds, subject to oversight by the Advisor, the Board considered, among other things, the quality of each Sub-Advisor’s investment personnel, its investment philosophies and processes, its investment research capabilities and resources, its financial condition, its performance record, its experience, its trade execution capabilities and its approach to managing risk. The Board also considered the experience of each Fund’s portfolio managers, the number of accounts managed by the portfolio managers, and each Sub-Advisor’s approach for compensating the portfolio managers. Moreover, the Board considered that the Advisor has the oversight responsibility for conflicts of interest relating to the Funds. In considering the nature, extent, and quality of the services provided by each of the Sub-Advisors, the Board also took into account its knowledge of each Sub-Advisor’s management and the quality of the performance of its duties as a sub-advisor, acquired through discussions and reports during the preceding year and in past years.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services being provided or to be provided by the Advisor and the Sub-Advisors, taken as a whole, remain appropriate and consistent with the terms of the Advisory Agreement and the Sub-Advisory Agreements, as applicable. In addition, the Board concluded that each Fund was likely to continue to benefit from services being provided, or to be provided, under each of the Agreements.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Fund Performance

The Board reviewed the performance of each Fund for the different time periods presented in the Board meeting materials and throughout the year. The Board considered various data and materials provided to the Board by the Advisors concerning Fund performance, including a comparison of the investment performance of each Fund to its respective benchmark index, as well as comparative fee information provided by Broadridge Financial Solutions, Inc., based on data produced by Morningstar Inc., an independent provider of investment company data (“Morningstar”), comparing the investment performance of each Fund to a universe of peer funds.

The Board received information at the Meeting, and throughout the year, concerning, and discussed factors contributing to, the performance of the Funds relative to their respective benchmarks and universes for the relevant periods. The Board evaluated the explanations for any relative underperformance of a Fund during these periods, as well as with respect to investment decisions and global economic and other factors that affected the Fund’s investment performance and whether each Fund had performed as expected over time, as well as any plans to address underperformance, if applicable. The Board also noted the Advisor’s discussion of any differences in the investment strategies of the Funds relative to their respective peer universe. The Board generally considered longer-term performance to be more important than short-term performance and also took into account factors including general market conditions; the “style” in which the Funds are managed, as applicable, and whether that style is in or out of favor in the market; issuer-specific information; and fund cash flows. In this connection, the Board also noted how selecting different time periods for performance calculations can produce significantly different results in terms of a Fund’s returns and peer ranking on a relative basis. The Board further acknowledged that longer-term performance could be impacted by even one period of significant outperformance or underperformance. In addition, the Board considered that variations in performance among a Fund’s operating classes reflect variations in class expenses, which result in lower performance for higher expense classes.

Based on these considerations, the Board concluded that the Advisor and the Sub-Advisors continue to have the capability of providing satisfactory investment performance for the Funds, as applicable.

Advisory Fees and Expenses

The Board reviewed and considered the advisory fee rate of each Fund that is being paid to the Advisor under the Advisory Agreement and each Fund’s total net expense ratio. The Board also reviewed and considered the sub-advisory fee rates being paid by the Advisor to each Sub-Advisor for sub-advisory services.

The Board reviewed information from Morningstar comparing each Fund’s advisory fee rate and total expense ratio relative to a group of its peer funds. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise, the comparative information provided by Morningstar was helpful to the Board in evaluating the reasonableness of each Fund’s advisory fees and total expense ratio.

The Board also took into account management’s discussion of each Fund’s expenses and also noted certain cost savings initiatives implemented by the Advisor across all of the Funds. The Board also noted that the Advisor had entered into fee waiver and expense reimbursement arrangements with respect to each Fund.

The Board also received and considered information about the portion of the advisory fee that is retained by the Advisor after payment of the fee to each Sub-Advisor for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities that are retained and risks that are assumed by Advisor and not delegated to or assumed by the Sub-Advisors, and about the Advisor’s on-going oversight services. The Board also considered that the sub-advisory fees being paid to each Sub-Advisor had been negotiated by the Advisor on an arm’s length basis and were paid by the Advisor and not the respective Fund. The Board considered the Advisor’s explanation that the sub-advisory fees are priced at a competitive level. In the case of each of the North Square Multi Strategy Fund and the North Square Spectrum Alpha Fund, the Board considered and evaluated the fact that NSI Retail Advisors was an affiliated Sub-Advisor.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by the Advisor and the Sub-Advisors to other types of clients with investment strategies similar to those of the Funds, if any. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing registered mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients, such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation payable to the Advisor under the Advisory Agreement and to the Sub-Advisors under the Sub-Advisory Agreements were reasonable.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Profitability

The Board received and considered information concerning the Advisor’s costs of sponsoring the Funds and the profitability to the Advisor and its respective affiliates from providing services to the Funds. The Board noted that the levels of profitability may be affected by numerous factors. In addition, the Board received information relating to the operations and profitability to each Sub-Advisor from providing services to the Funds. The Board considered representations from the Advisor and each Sub-Advisor that the Sub-Advisor’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees are paid by the Advisor and not the Funds. Accordingly, the Board concluded that the profitability of each Sub-Advisor was a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreements.

Based on its review, the Board determined that the profits reported by the Advisors from services being provided to the Funds, if any, were not excessive.

Economies of Scale

The Board considered the potential for the Advisor to experience economies of scale in the provision of advisory services to each Fund as the Funds grew. The Board also considered that the Advisor may share potential economies of scale from its advisory business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders. The Board observed that each of the Funds continues to remain in a relatively early stage of development that was exacerbated by the intervention of the COVID-19 pandemic. In addition, the Board took into account management’s discussion of the Funds’ fee structures. The Board also considered the effect of each Fund’s growth in size on its performance and fees and that, if the Fund’s assets increase over time, the Fund may realize other economies of scale. The Independent Trustees recognized that, because each Fund’s sub-advisory fees are paid by the Advisor, and not the Fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Advisory Agreement.

The Board concluded that, especially in light of the current stage of development of the Funds, the Advisor’s arrangements with respect to the Funds constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

“Fall-Out” Benefits

The Board received and considered information regarding potential “fall-out” or ancillary benefits that the Advisor and its affiliates may receive as a result of their relationships with the Funds. The Board noted that ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in the Advisor’s business as a result of their relationships with the Fund. In addition, the Board considered the potential benefits, other than sub-advisory fees, that the Sub-Advisors and their affiliates may receive because of their relationships with the Funds, including the benefits of research services that may be available to the Sub-Advisor as a result of securities transactions effected for the Funds and other investment advisory clients, as well as other benefits from increases in assets under management.

Based on its consideration of the factors and information it deemed relevant, including those described above, the Board did not find that any ancillary benefits that may be received by the Advisors and their affiliates is unreasonable.

Conclusion

At the Meeting, after considering the above-described material factors and based on its deliberations and its evaluation of the information described above, and assisted by the advice of both Fund Counsel and Independent Trustee Counsel, the Board, including the Independent Trustees acting separately, concluded that the approval of the renewal and continuation of the Agreements with respect to each Fund was in the best interest of each respective Fund and its shareholders.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Board Consideration of the Continuation of the Investment Advisory Agreement and Sub-Advisory Agreements and Related Agreements (North Square Spectrum Alpha Fund, North Square Dynamic Small Cap Fund, North Square Advisory Research Small Cap Growth Fund, North Square Multi Strategy Fund and North Square Preferred and Income Securities Fund)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the fund, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the fund’s investment advisory and sub-advisory agreements. At a meeting held on December 7-8, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of North Square Investments Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) between North Square Investments, LLC (the “Advisor”) and the Trust, on behalf of the North Square Tactical Defensive Fund, the North Square Tactical Growth Fund, and the North Square Trilogy Alternative Return Fund (each, a “Fund” and collectively, the “Funds”); and (ii) the investment sub-advisory agreement between the Advisor and NSI Retail Advisors, LLC (“NSI Retail”) with respect to the Funds (the “Sub-Advisor”). The Advisor and the Sub-Advisor are collectively referred to as the “Advisors.” The investment sub-advisory agreement with the Sub-Advisor is referred to as the “Sub-Advisory Agreement,” and the Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

In connection with its consideration of the Agreements proposed for continuation, the Board requested and reviewed responses from the Advisors to the Section 15(c) requests posed to the Advisors on behalf of the Independent Trustees by Independent Trustee Counsel and supporting materials related to those questions and responses, as well as other information and data provided. In this regard, the Board reviewed and discussed various data and information that had been provided prior to the Meeting, including the Advisory Agreement, the Sub-Advisory Agreement, memoranda provided by both Fund Counsel and Independent Trustee Counsel summarizing the requirements and guidelines relevant to the Board’s consideration of the approvals of such Agreements, each Advisor’s Form ADV Part 1A, brochures and brochure supplements, profitability information, comparative information about each Fund’s performance for periods ended September 30, 2022 or October 31, 2022, as applicable, advisory fees and expense ratios, and other pertinent information. In addition, the Board considered such additional information as it deemed reasonably necessary, including information and data provided by the Advisors during the course of the year, to evaluate the Agreements, as applicable, with respect to each Fund. The Board reviewed the Advisors’ 15(c) responses and discussed various questions and information with representatives of the Advisors at the Meeting. The Board also considered the materials and presentations by Trust officers and representatives of the Advisor and Sub-Advisor provided at the Meeting concerning the Agreements. The Board, as noted above, also took into account information reviewed periodically throughout the year that was relevant to its consideration of the Agreements, including performance, advisory fee and other expense information and discussions with the Funds’ portfolio managers, as well as such additional information it deemed relevant and appropriate in its judgement. Based on its evaluation of this information, the Board, including the Independent Trustees, unanimously approved the continuation of the Agreements for the Funds for an additional one-year period.

In determining whether to approve the continuation of the Agreements, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. As noted, the Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by Fund Counsel and Independent Trustee Counsel who, as noted above, each provided a legal memorandum to the Board detailing the duties and responsibilities of the Board in connection with the various actions and approvals required in connection with the renewal of the Agreements. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its renewal of the Agreements is provided below.

Nature, Extent and Quality of Services

The Board considered information regarding the nature, extent and quality of services being provided to the Funds by the Advisors. The Board considered, among other things, the terms of the Agreements and the range of services being provided by the Advisors. The Board noted the non-investment advisory services provided by the Advisors, including the supervision and coordination of the Funds’ service providers and the provision of related administrative and other services provided by the Advisors, in particular. The Board also considered each Advisor’s reputation, organizational structure, resources and overall financial strength (including economic and other support provided by affiliates of the Advisor), its willingness and commitment to consider and implement organizational, personnel, and operational changes designed to enhance services to the Funds, as necessary.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

In addition, the Board considered the Advisors’ professional personnel who provide or will provide services to the Funds, including each Advisor’s ability and experience in attracting and retaining qualified personnel to service the Funds. In addition, the Board considered the compliance programs and compliance records of the Advisors. In this regard, the Board was provided with and reviewed the Advisors’ compliance policies and procedures, as well as received presentations regarding such policies and procedures throughout the year. The Board noted the Advisor’s support of the Funds’ compliance control structure, including the resources that are devoted by the Advisors in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the efforts of the Advisors to address cybersecurity risks and invest in business continuity planning, including the steps taken by the Advisor to address the continuing challenges created by the Covid-19 pandemic.

With respect to the Advisor, the Board considered the Funds’ ongoing and proposed operation in a “manager-of-managers” structure and reviewed the responsibilities of the Advisor under this structure, including, but not limited to, monitoring and evaluating the performance of the Sub-Advisor, overseeing the Sub-Advisor for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds, and supervising the Sub-Advisor with respect to the services that the Sub-Advisor currently provides under the Sub-Advisory Agreement. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by the Advisor and not delegated to or assumed by the Sub-Advisor. The Board also considered the process used by the Advisor, consistent with this structure, to identify and recommend sub-advisors, and its ability to monitor and oversee sub-advisors and recommend replacement of sub-advisors, when necessary, and provide other services under the Advisory Agreement. The Board also considered the financial support provided by affiliates of the Advisor that enabled the Advisor to expand the NSI Funds Complex, including through the acquisition/adoption of the Stadion Funds, which has provided benefits to the NSI Funds Complex as a whole.

With respect to the Sub-Advisor, which provides day-to-day portfolio advisory services for the Funds, subject to oversight by the Advisor, the Board considered, among other things, the quality of the Sub-Advisor’s investment personnel, its investment philosophies and processes, its investment research capabilities and resources, its performance record, its experience, its trade execution capabilities and its approach to managing risk. The Board also considered the experience of each Fund’s portfolio managers, the number of accounts managed by the portfolio managers, and the Sub-Advisor’s approach for compensating the portfolio managers. Moreover, the Board considered that the Advisor has the oversight responsibility for conflicts of interest related to the Funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services being provided or to be provided by the Advisor and the Sub-Advisor, taken as a whole, remain appropriate and consistent with the terms of the Advisory Agreement and the Sub-Advisory Agreement, as applicable. In addition, the Board concluded that each Fund was likely to continue to benefit from services being provided or to be provided under each of the Agreements.

Fund Performance

The Board reviewed the performance of each Fund for the different time periods presented in the Board meeting materials and throughout the year. The Board considered various data and materials provided to the Board by the Advisors concerning Fund performance, as well as comparative fee information provided by the Administrator based on data produced by Morningstar Inc., an independent provider of investment company data (“Morningstar”), comparing the investment performance of each Fund to its respective benchmark index, and to a universe of peer funds.

The Board received information at the Meeting, and throughout the year, concerning the performance of the Funds relative to their respective benchmarks and universes for the relevant periods. The Board discussed factors contributing to, or detracting from, the Fund’s performance. The Board evaluated the explanations for any relative underperformance of a Fund during these periods, including with respect to investment decisions and market and other factors that affected the Fund’s investment performance.

Based on these considerations, the Board concluded that it was satisfied that the Advisor and the Sub-Advisor continue to have the capability of providing satisfactory investment performance for the Funds, as applicable.

Advisory Fees and Expenses

The Board reviewed and considered the advisory fee rate of each Fund that is being paid to the Advisor under the Advisory Agreement and each Fund’s total net expense ratio. The Board also reviewed and considered the sub-advisory fee rates being paid by the Advisor to the Sub-Advisor for sub-advisory services.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

The Board reviewed information from Morningstar comparing each Fund’s advisory fee rate and total expense ratio relative to a group of its peer funds. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise, the comparative information provided by Morningstar was helpful to the Board in evaluating the reasonableness of each Fund’s fees and total expense ratio.

The Board also received and considered information about the portion of the advisory fee that is being retained by the Advisor after payment of the fee to the Sub-Advisor for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities that are retained and risks that are assumed by Advisor and not delegated to or assumed by the Sub-Advisor, and about the Advisor’s on-going oversight services. The Board also considered that the sub-advisory fees being paid to the Sub-Advisor had been negotiated by the Advisor, noting that NSI Retail was an affiliated Sub-Advisor.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by the Advisor and the Sub-Advisor to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients, such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation payable to the Advisor under the Advisory Agreement and to the Sub-Advisor under the Sub-Advisory Agreement were reasonable.

Profitability

The Board received and considered information concerning the Advisor’s costs of sponsoring the Funds and the profitability to the Advisor from providing services to the Funds. The Board noted that the levels of profitability may be affected by various factors. The Board also received information related to the operations and profitability to the Sub-Advisor from providing services to the Funds. The Board considered representations from the Advisor and the Sub-Advisor that the Sub-Advisor’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees are paid by the Advisor and not the Funds. Accordingly, the Board concluded that the profitability of the Sub-Advisor is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreement. In addition, the Board took note that each of the Funds remains in a developing state that has been, and continues to be, impacted by the Covid-19 pandemic and current market conditions, and accordingly, NSI continues to have limited profitability from the Funds at this time.

Based on its review, the Board did not deem the profits received by the Advisors from services being provided to the Funds to be at a level that would prevent it from approving the Agreements.

Economies of Scale

The Board considered the potential for the Advisor to experience economies of scale in the provision of advisory services to each Fund as the Funds grew. The Board considered that the Advisor may share potential economies of scale from its advisory business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders. The Board observed that each of the Funds continues in a developmental state.

The Board concluded that, especially in light of the current stage of development of the Funds, the Advisor’s arrangements with respect to the Funds constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

“Fall-Out” Benefits

The Board received and considered information regarding potential “fall-out” or ancillary benefits that the Advisor and its affiliates may receive as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in the Advisor’s business as a result of their relationships with the Fund. In addition, the Board considered the potential benefits, other than sub-advisory fees, that the Sub-Advisor and its affiliates may receive because of their relationships with the Funds, including the benefits of research services that may be available to the Sub-Advisor as a result of securities transactions effected for the Funds and other investment advisory clients, as well as other benefits from increases in assets under management.

Based on its consideration of the factors and information it deemed relevant, including those described above, the Board did not find that any ancillary benefits that may be received by the Advisors and their affiliates are unreasonable.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Conclusion

At the Meeting, after considering the above-described material factors and based on its deliberations and its evaluation of the information described above and assisted by the advice of both Fund Counsel and Independent Trustee Counsel, the Board, including the Independent Trustees, concluded that the approval of the renewal and continuation of the Agreements was in the best interest of each Fund and its shareholders

North Square Funds
EXPENSE EXAMPLES
For the Six Months Ended November 30, 2023 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A only); and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A and C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from June 1, 2023 to November 30, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending
	Beginning	Account Value,
	Account Value,	November 30,	Expenses Paid	Annualized
	June 1, 2023	2023	During Period(a)	Expense Ratio
Spectrum Alpha Fund - Class A
Actual	$ 1,000.00	$ 1,095.20	$ 6.83	1.30%
Hypothetical(b)	$ 1,000.00	$ 1,018.55	$ 6.58	1.30%
Spectrum Alpha Fund - Class I
Actual	$ 1,000.00	$ 1,097.70	$ 5.52	1.05%
Hypothetical(b)	$ 1,000.00	$ 1,019.81	$ 5.31	1.05%
Dynamic Small Cap Fund - Class A
Actual	$ 1,000.00	$ 1,106.70	$ 1.11	1.24%
Hypothetical(b)	$ 1,000.00	$ 1,018.87	$ 6.26	1.24%
Dynamic Small Cap Fund - Class I
Actual	$ 1,000.00	$ 1,107.60	$ 5.22	0.99%
Hypothetical(b)	$ 1,000.00	$ 1,020.12	$ 5.00	0.99%
Advisory Research Small Cap Growth Fund - Class A
Actual	$ 1,000.00	$ 1,002.80	$ 4.71	0.94%
Hypothetical(b)	$ 1,000.00	$ 1,020.37	$ 4.75	0.94%

North Square Funds
EXPENSE EXAMPLES – Continued
For the Six Months Ended November 30, 2023 (Unaudited)

		Ending
	Beginning	Account Value,
	Account Value,	November 30,	Expenses Paid	Annualized
	June 1, 2023	2023	During Period(a)	Expense Ratio
Multi Strategy Fund - Class A
Actual	$1,000.00	$1,076.20	$4.54	0.87%
Hypothetical(b)	$1,000.00	$1,020.69	$4.42	0.87%
Multi Strategy Fund - Class I
Actual	$1,000.00	$1,077.80	$3.37	0.65%
Hypothetical(b)	$1,000.00	$1,021.82	$3.28	0.65%
Preferred and Income Securities Fund - Class I
Actual	$1,000.00	$1,072.50	$5.04	0.97%
Hypothetical(b)	$1,000.00	$1,020.20	$4.91	0.97%
Tactical Growth Fund - Class A
Actual	$1,000.00	$1,041.60	$7.91	1.55%
Hypothetical(b)	$1,000.00	$1,017.32	$7.82	1.55%
Tactical Growth Fund - Class C
Actual	$1,000.00	$1,037.30	$11.71	2.29%
Hypothetical(b)	$1,000.00	$1,013.57	$11.58	2.29%
Tactical Growth Fund - Class I
Actual	$1,000.00	$1,060.30	$6.70	1.30%
Hypothetical(b)	$1,000.00	$1,018.57	$6.56	1.30%
Tactical Defensive Fund - Class A
Actual	$1,000.00	$1,036.30	$9.97	1.95%
Hypothetical(b)	$1,000.00	$1,015.28	$9.87	1.95%
Tactical Defensive Fund - Class C
Actual	$1,000.00	$1,033.20	$13.80	2.71%
Hypothetical(b)	$1,000.00	$1,011.50	$13.65	2.71%
Tactical Defensive Fund - Class I
Actual	$1,000.00	$1,037.80	$8.66	1.70%
Hypothetical(b)	$1,000.00	$1,016.57	$8.57	1.70%
Trilogy Alternative Return Fund - Class A
Actual	$1,000.00	$980.50	$8.07	1.63%
Hypothetical(b)	$1,000.00	$1,016.92	$8.22	1.63%
Trilogy Alternative Return Fund - Class C
Actual	$1,000.00	$976.80	$11.76	2.37%
Hypothetical(b)	$1,000.00	$1,013.17	$11.98	2.37%
Trilogy Alternative Return Fund - Class I
Actual	$1,000.00	$981.60	$6.84	1.38%
Hypothetical(b)	$1,000.00	$1,018.17	$6.96	1.38%

(a)	Expenses are equal to each Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

North Square Funds

Advisor
North Square Investments, LLC
200 West Madison Street, Suite 2610
Chicago, Illinois 60606

Sub-Advisor	Sub-Advisor
Algert Global LLC	NSI Retail Advisors, LLC
101 California Street, Suite 3240	2000 Ericsson Drive, Suite 100
San Francisco, California 94111	Warrendale, Pennsylvania 15086

Sub-Advisor	Sub-Advisor
Red Cedar Investment Management, LLC	Advisory Research Inc.
333 Bridge Street NW, Suite 601	180 North Stetson Avenue, Suite 5500
Grand Rapids, Michigan 49504	Chicago, Illinois 60601

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator, Transfer Agent and Fund Accountant
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

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FUND INFORMATION

Fund Name		Ticker	CUSIP
North Square Spectrum Alpha Fund	Class A	ORIGX	66263L304
North Square Spectrum Alpha Fund	Class I	ORIYX	66263L858
North Square Dynamic Small Cap Fund	Class A	ORSAX	66263L502
North Square Dynamic Small Cap Fund	Class I	ORSIX	66263L825
North Square Advisory Research Small Cap Growth Fund	Class I	ODGIX	66263L601
North Square Multi Strategy Fund	Class A	ORILX	66263L700
North Square Multi Strategy Fund	Class I	PORYX	66263L833
North Square Preferred and Income Securities Fund	Class I	ORDNX	66263L882
North Square Tactical Growth Fund	Class A	ETFAX	66263L734
North Square Tactical Growth Fund	Class C	ETFCX	66263L742
North Square Tactical Growth Fund	Class I	ETFOX	66263L726
North Square Tactical Defensive Fund	Class A	ETFRX	66263L718
North Square Tactical Defensive Fund	Class C	ETFZX	66263L692
North Square Tactical Defensive Fund	Class I	ETFWX	66263L684
North Square Trilogy Alternative Return Fund	Class A	STTGX	66263L650
North Square Trilogy Alternative Return Fund	Class C	STTCX	66263L668
North Square Trilogy Alternative Return Fund	Class I	STTIX	66263L676

Privacy Principles of the North Square Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the North Square Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (855) 551-5521 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (855) 551-5521 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov and on the Funds’ website at www.northsquareinvest.com/fund-reports-holdings.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (855) 551-5521.

North Square Funds
c/o Ultimus Fund Solutions, LLC
Cincinnati, Ohio 45246
1-855-551-5521

North Square - SAR — 11/23

(b)	Not applicable.

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principle Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not Applicable – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s President and Treasurer reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable – applies to closed-end funds only

Item 13. Exhibits.

(a)(1)	NOT APPLICABLE – disclosed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) North Square Investments Trust

By (Signature and Title)	/s/ Ian Martin

        Ian Martin, President

Date	2/05/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ian Martin

       Ian Martin, President

Date	2/05/2024

By (Signature and Title)	/s/ Zachary P. Richmond

    Zachary P. Richmond, Treasurer

Date	2/05/2024